                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)




                                                                   ANNUAL REPORT


                                                                OCTOBER 31, 1998

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)


                                                                October 31, 1998


TABLE OF CONTENTS
-----------------

Letter to Shareholders..................................................   3
Management Discussions..................................................   4
Schedules of Investments:

 TCW Galileo Convertible Securities Fund................................  13
 TCW Galileo Core Equities Fund.........................................  18
 TCW Galileo Earnings Momentum Fund.....................................  21
 TCW Galileo Enhanced 500 Fund..........................................  24
 TCW Galileo Large Cap Growth Fund......................................  33
 TCW Galileo Large Cap Value Fund.......................................  36
 TCW Galileo Mid-Cap Growth Fund........................................  40
 TCW Galileo Small Cap Growth Fund......................................  43
 TCW Galileo Value Opportunities Fund...................................  47

Statements of Assets and Liabilities....................................  51
Statements of Operations................................................  54
Statements of Changes in Net Assets.....................................  57
Notes to Financial Statements...........................................  66
Financial Highlights....................................................  73
Independent Auditors' Report............................................  82
Shareholder Information.................................................  83
Tax Information Notice..................................................  84

                    THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)



                                                                October 31, 1998



TO OUR SHAREHOLDERS
-------------------


We are pleased to submit the October 31, 1998 Annual Reports for the TCW Galileo Funds. In our new format, we have separated our reports into three categories;
1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds to provide more focused information to our shareholders. In addition, we have incorporated in this report a discussion and analysis of how the Fund's performance over the last fiscal year has compared to the benchmark as well as a graphical analysis of each Fund's performance since inception.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, 12b-1 or deferred sales charges.

Please call your Account Representative or our Investor Relations Department at
(800) FUND TCW [(800) 386-3829] if you have any questions or would like further information on the TCW Galileo Funds.


Sincerely,


/s/ Marc I. Stern
Marc I. Stern
Chairman of the Board

December 10, 1998

MANAGEMENT DISCUSSIONS
----------------------

TCW GALILEO CONVERTIBLE SECURITIES FUND
---------------------------------------
The Fund achieved return of 2.7% for the fiscal year ended October 31, 1998. The Fund outperformed its benchmark, the First Boston Convertible Securities Index, which returned a negative 3.8% for the same period.

The Fund benefited from its over weighted position in the healthcare services and industries and its low exposure to technology and energy. In particular, holdings in cable and radio did extremely well as did the majority of the Fund's healthcare holdings. These included Time Warner, Cox Communications, Chancellor Broadcasting, U.S. West Media, Sepracor, Elan and Quintiles. In addition, many of the Fund's holdings in retail such as Home Deport, Staples, and Costco did well. Although the Fund had some exposure to technology, its relative underweighting in this area was a benefit. The companies in which the Fund did have holdings such as Cisco, Microsoft and Intel did well. During the last year, the Fund had very little exposure to the energy area. Because of lower oil prices, this area has performed poorly and the Fund's low exposure benefited relative performance.

During the past year, the Fund shifted many of its holdings from non-investment grade to investment grade companies. This shift was a benefit to performance as non-investment grade securities suffered significant declines in late summer as credit spreads widened substantially. In addition, the Fund's focus on convertible bonds with short maturities or other protective features helped insulate the portfolio from the full force of the market's decline.

The Fund seeks to invest in a balanced portfolio of convertible securities which will capture a greater proportion of the upside of their underlying equities than of their downside. In addition, the Fund attempts to purchase convertibles in companies which have superior management and good fundamental business prospects. In a slowing economy characterized by little power and intense competition, the Fund is focusing on companies which have good unit growth characteristics and have the ability to generate above average earnings growth.


                       -----------------------------------------------
                            AVERAGE ANNUALIZED TOTAL RETURN(1)
                       1-YEAR     3-YEARS   5-YEARS   SINCE INCEPTION
                        2.7%       13.2%    10.1%        12.5%
                       -----------------------------------------------

                                                     FIRST BOSTON
                                 TCW            CONVERTIBLE SECURITIES
                              ----------        ----------------------
INITIAL VALUE                 250,000.00                   250,000.00

      1989 JAN                261,112.50                   261,225.00
           FEB                261,313.56                   261,172.76
           MAR                264,039.06                   264,568.00
           APR                272,839.48                   273,457.49
           MAY                278,290.81                   279,008.67
           JUNE               277,467.07                   276,971.91
           JUL                286,143.47                   284,921.00
           AUG                295,131.23                   291,189.27
           SEP                294,169.10                   288,655.92
           OCT                284,943.96                   279,534.39
           NOV                288,343.34                   284,090.80
           DEC                290,543.40                   284,403.30
      1990 JAN                277,268.47                   273,084.05
           FEB                278,818.41                   276,688.76
           MAR                283,218.16                   280,922.10
           APR                276,942.05                   274,657.54
           MAY                294,716.19                   287,978.43
           JUNE               295,541.39                   287,632.85
           JUL                294,867.56                   285,072.92
           AUG                280,967.50                   268,652.72
           SEP                265,691.30                   256,912.60
           OCT                249,391.14                   247,304.06
           NOV                265,591.58                   259,397.23
           DEC                272,842.23                   264,818.64
      1991 JAN                286,566.20                   276,708.99
           FEB                306,640.16                   293,228.52
           MAR                312,628.84                   300,412.62
           APR                316,267.84                   303,446.78
           MAY                325,268.83                   312,428.81
           JUNE               316,818.34                   303,712.05
           JUL                329,842.74                   315,253.10
           AUG                341,143.16                   327,012.04
           SEP                340,068.56                   326,423.42
           OCT                347,043.36                   331,123.92
           NOV                341,917.53                   323,143.83
           DEC                363,629.29                   341,918.49
      1992 JAN                368,592.83                   351,799.93
           FEB                376,893.54                   360,770.83
           MAR                371,944.93                   358,173.28
           APR                373,380.64                   362,507.18
           MAY                380,291.92                   368,814.80
           JUNE               377,515.78                   367,118.26
           JUL                387,542.60                   376,259.50
           AUG                386,015.69                   373,889.07
           SEP                392,879.04                   381,366.85
           OCT                394,890.59                   382,282.13
           NOV                407,791.66                   393,330.08
           DEC                416,591.81                   402,062.01
      1993 JAN                429,785.27                   414,606.34
           FEB                430,103.31                   416,016.01
           MAR                445,101.01                   431,491.80
           APR                443,494.20                   431,362.35
           MAY                453,517.17                   438,911.19
           JUNE               457,417.41                   443,080.85
           JUL                457,874.83                   447,644.58
           AUG                475,594.59                   459,910.05
           SEPT               479,779.82                   465,107.03
           OCT                492,110.16                   476,083.55
           NOV                485,658.60                   468,894.69
           DEC                500,325.49                   476,631.46
      1994 JAN                517,436.62                   490,310.78
           FEB                511,253.25                   482,514.84
           MAR                487,807.18                   462,828.23
           APR                479,982.75                   454,404.76
           MAY                480,069.15                   455,404.45
           JUNE               472,296.83                   450,258.38
           JUL                478,521.70                   462,955.66
           AUG                492,685.94                   472,075.89
           SEP                488,458.69                   463,720.15
           OCT                486,363.21                   467,708.14
           NOV                472,881.22                   450,730.34
           DEC                466,757.41                   454,155.89
      1995 JAN                467,784.27                   453,565.48
           FEB                478,529.28                   468,397.07
           MAR                493,363.69                   480,762.76
           APR                505,993.80                   491,676.07
           MAY                516,316.07                   506,180.52
           JUNE               532,925.96                   524,605.49
           JUL                554,775.92                   543,228.98
           AUG                557,327.89                   548,932.89
           SEP                565,392.43                   557,111.99
           OCT                548,984.74                   540,008.65
           NOV                569,736.36                   558,800.95
           DEC                572,300.17                   561,874.35
      1996 JAN                583,860.64                   574,291.78
           FEB                599,041.01                   589,740.23
           MAR                600,358.90                   594,694.04
           APR                611,801.75                   608,550.42
           MAY                621,725.17                   622,121.09
           JUN                610,981.76                   607,376.82
           JUL                585,234.99                   583,689.12
           AUG                613,478.43                   605,402.36
           SEP                638,637.18                   621,203.36
           OCT                631,094.87                   625,054.82
           NOV                656,464.89                   644,556.53
           DEC                658,276.73                   639,657.90
      1997 JAN                676,050.20                   659,999.02
           FEB                661,569.21                   656,567.03
           MAR                645,770.93                   642,976.09
           APR                648,431.51                   649,470.15
           MAY                680,321.37                   679,540.62
           JUN                715,534.81                   699,315.25
           JUL                747,111.36                   737,637.73
           AUG                748,456.16                   738,227.84
           SEP                785,407.44                   769,381.05
           OCT                774,545.25                   748,300.01
           NOV                776,582.31                   743,810.21
           DEC                785,062.59                   747,975.55
      1998 JAN                792,434.32                   747,751.15
           FEB                838,870.97                   781,175.63
           MAR                865,404.46                   809,376.07
           APR                863,915.97                   816,579.52
           MAY                846,084.74                   793,062.03
           JUN                854,257.92                   797,185.95
           JUL                848,269.57                   779,010.11
           AUG                745,696.82                   683,425.57
           SEP                765,912.66                   694,633.75
           OCT                795,369.66                   719,571.10

(1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Convertible Securities Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)




                                                                October 31, 1998


TCW GALILEO CORE EQUITIES FUND
------------------------------
The Fund generated a strong total return of 23.8% for the fiscal year ended October 31, 1998 compared with a total return of 22.0% for the S&P 500. The Fund's strong performance was substantially above the Lipper Growth Fund Index which returned 13.9%

The Fund experienced strong performance across a broad spectrum of securities. In the technology area Lucent Technologies, Cisco Systems, and Microsoft each generated substantial gains; in the health care sector Warner Lambert and Pfizer strongly outperformed the market averages; and consumer related companies, Time Warner and Home Depot were strong contributors to the overall excellent performance for the year.

In May of 1998, Glen Bickerstaff became the portfolio manager for the Fund. Specific changes in the holdings of the Fund since that time have yielded positive results and were additive to the level of outperformance for the year. Of particular note, Dell Computer, Progressive Corp. and Charles Schwab Corp. appreciated significantly following their purchase in the Fund.

The Fund remains committed to investing in high quality, large capitalization companies with strong and enduring business models, inherent advantages over their competitors, and unique business franchise characteristics. Companies targeted for investment have superior management, strong growth prospects, and leading market share positions. Specific investments have been made in companies that are also well positioned to capitalize on broad investment and economic trends. Fund holdings currently reflect emphasized areas of opportunities in the technology, financial services, health care, business services and consumer sectors.

                       -----------------------------------------------
                            AVERAGE ANNUALIZED TOTAL RETURN(1)
                       1-YEAR     3-YEARS   5-YEARS   SINCE INCEPTION
                       23.8%       21.1%    16.1%        17.4%
                       -----------------------------------------------

                                  TCW                S&P 500
                              ------------       --------------
INITIAL VALUE                  250,000.00          250,000.00

      1991 JULY                257,372.20          261,652.74
           AUG                 266,007.22          267,850.79
           SEPT                263,196.95          263,369.77
           OCT                 272,748.37          266,908.52
           NOV                 258,669.20          256,153.55
           DEC                 288,532.23          285,450.30
      1992 JAN                 293,776.68          280,131.71
           FEB                 298,307.29          283,759.45
           MAR                 289,356.37          278,239.32
           APR                 289,722.64          286,405.66
           MAY                 291,713.52          287,808.59
           JUN                 280,186.47          283,526.50
           JULY                291,044.56          295,108.57
           AUG                 283,232.86          289,067.57
           SEPT                290,277.08          292,464.98
           OCT                 298,719.53          293,472.68
           NOV                 313,714.27          303,465.98
           DEC                 319,831.70          307,190.57
      1993 JAN 93              331,857.37          309,758.26
           FEB                 332,023.30          313,980.15
           MAR                 346,964.35          320,604.83
           APR                 340,989.62          312,854.66
           MAY                 352,610.55          321,222.54
           JUN                 363,566.16          322,164.81
           JULY                357,589.13          320,869.19
           AUG                 375,851.21          333,042.80
           SEPT                376,847.21          330,488.20
           OCT                 385,480.78          337,324.89
           NOV                 379,170.46          334,110.71
           DEC                 393,158.06          338,149.38
      1994 JAN                 416,130.29          349,647.70
           FEB                 411,136.72          340,159.56
           MAR                 388,499.53          325,329.27
           APR                 384,171.65          329,498.82
           MAY                 392,162.42          334,906.40
           JUN                 368,860.13          326,698.18
           JULY                378,513.20          337,426.97
           AUG                 393,161.66          351,262.64
           SEPT                379,511.09          342,674.90
           OCT                 385,169.60          350,375.34
           NOV                 369,188.91          337,615.43
           DEC                 365,489.64          342,622.55
      1995 JAN                 358,132.33          351,506.06
           FEB                 374,183.82          365,203.01
           MAR                 383,882.67          375,978.91
           APR                 400,600.76          387,050.59
           MAY                 412,306.31          402,522.14
           JUN                 436,380.88          411,871.56
           JULY                460,124.36          425,529.24
           AUG                 458,785.40          426,597.15
           SEPT                466,139.73          444,599.74
           OCT                 457,781.84          443,013.59
           NOV                 468,480.20          462,461.00
           DEC                 462,174.46          471,368.07
      1996 JAN                 464,522.31          487,412.84
           FEB                 482,982.42          491,930.50
           MAR                 493,385.86          496,668.03
           APR                 511,843.43          503,988.94
           MAY                 531,979.35          516,987.04
           JUN                 516,876.46          518,957.95
           JUL                 483,310.50          496,029.38
           AUG                 502,439.93          506,491.20
           SEP                 532,646.62          534,997.49
           OCT                 534,660.02          549,751.87
           NOV                 577,283.12          591,308.60
           DEC                 557,309.12          579,595.66
      1997 JAN                 582,471.63          615,820.39
           FEB                 563,768.47          620,623.79
           MAR                 530,105.85          595,054.09
           APR                 569,211.76          630,578.82
           MAY                 611,037.44          668,981.07
           JUN                 626,337.82          698,951.42
           JUL                 693,982.30          754,587.95
           AUG                 653,870.12          712,331.03
           SEP                 675,970.93          751,366.77
           OCT                 655,894.60          726,271.12
           NOV                 676,292.92          759,897.47
           DEC                 683,799.77          772,967.71
      1998 JAN                 692,005.37          781,547.65
           FEB                 740,584.14          837,897.23
           MAR                 768,955.92          880,797.57
           APR                 782,420.34          889,693.63
           MAY                 758,376.56          874,390.90
           JUN                 813,199.61          909,891.17
           JUL                 831,008.68          900,155.33
           AUG                 693,975.35          769,992.87
           SEP                 759,347.82          819,349.41
           OCT                 812,274.37          885,962.52

(1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Core Equities Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.

----------------------------------

TCW GALILEO ENHANCED 500 FUND
-----------------------------
The Galileo Enhanced 500 Fund gained 20.3% for the fiscal year ended ended October 31, 1998, compared to the 22.0% gain by the S&P 500 Common Stock Index.

During the year, our strategy successfully dealt with several of the market's dramatic changes. In April our tracking models detected slower earnings growth, which favors stocks with recent success in the market. Our portfolio's shift this summer to favor recently-successful stocks capitalized effectively on this information. Similarly, our tracking of interest rates and industrial production led to an emphasis on financials which proved effective. Also of note, various measures we track (including earnings multiples and the yield curve) led us to bias the portfolio away from value companies and towards growth companies, although not so aggressively that we gained a large advantage.

However, our analysis of the energy stocks did not sufficiently factor in the weak international demand, nor did we anticipate the relative strength of the consumer sector in this country. On balance, the portfolios did not over-emphasize the few stocks in the index which brought up the index average.

The fund seeks to enhance the S&P 500 index returns by lessening the index holdings of stocks with poor performance potential, by definition over-weighting those with index-like or better potential. During 1998, we have strengthened our tracking systems - such as those that positioned us effectively on recent success and growth/value names - and have improved our ability to track the ingredients for success, especially in the consumer and other areas.

                       -----------------------------------------------
                            AVERAGE ANNUALIZED TOTAL RETURN(1)
                       1-YEAR     3-YEARS   5-YEARS   SINCE INCEPTION
                       20.3%         N/A      N/A        24.8%
                       -----------------------------------------------

                                        TCW                S&P 500
                                   --------------      --------------
INITIAL VALUE                        250,000.00          250,000.00

         1996 JUNE 21-30             251,675.00          250,953.08
              JUL                    241,036.70          239,865.48
              AUG                    246,190.06          244,924.51
              SEPT                   260,474.01          258,709.33
              OCT                    268,285.63          265,844.13
              NOV                    288,527.78          285,939.76
              DEC                    283,054.40          280,275.72
         1997 JAN                    299,468.73          297,792.95
              FEB                    301,145.75          300,115.74
              MAR                    289,617.89          287,750.97
              APR                    305,868.35          304,929.70
              MAY                    323,884.00          323,499.92
              JUNE                   338,912.22          337,992.72
              JUL                    365,330.43          364,896.94
              AUG                    342,807.80          344,462.71
              SEP                    362,289.57          363,339.27
              OCT                    350,493.42          351,203.74
              NOV                    365,505.06          367,464.47
              DEC                    370,095.80          373,784.86
         1998 JAN                    374,888.54          377,933.87
              FEB                    402,184.18          405,182.90
              MAR                    421,694.13          425,928.27
              APR                    426,020.71          430,230.14
              MAY                    418,446.06          422,830.18
              JUNE                   435,602.35          439,997.09
              JULY                   428,907.14          435,289.12
              AUG                    366,977.24          372,346.31
              SEP                    393,340.89          396,213.71
              OCT                    421,795.17          428,425.89

(1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Enhanced 500 Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)



                                                                October 31, 1998


TCW GALILEO EARNINGS MOMENTUM FUND
----------------------------------

Performance for the fiscal year ended October 31, 1998 was disappointing. After performing in line with the small cap benchmarks in the strong first quarter of 1998 and outperforming in the weak second quarter, we were unable to avoid the carnage in the small cap sector in July and August. Even with a strong September the portfolio declined sharply in the third quarter. The fiscal year ended with a 16% drop in the NASDAQ Composite in the first eight days of October, followed by a 24% rebound between then and month's end. For the year ended October 31, 1998, the Fund declined 17.8%. This compares with a decline of 11.9% in the Russell 2000 and 15.9% for the Russell Growth Index.

The best performing industry groups for the fiscal year were leisure, consumer services and retail. Groups that penalized performance in the year included restaurants, household products, auto parts and electrical equipment. Technology performed better than many other industries. This is surprising because it is usually one of the worst groups in market downturns. Few areas were spared in the third quarter. The only industry groups in the fund with positive performance in the quarter were leisure and consumer services.

A number of exogenous forces led to intense selling pressure on small cap stocks in August and again in the first week of October. Problems in the emerging markets came to a head with the collapse of the Russian financial markets and the repercussions rocked everything from Latin America to high yield and mortgage-backed bonds. In September, mutual fund managers found themselves with large capital gains realized earlier in the year, even though they faced declines for the fiscal year ending in October. Tax loss selling to erase these realized gains occurred and it coincided with the wave of selling caused by the demise of a number of hedge funds. The rebound later in October and the strong third quarter GDP report indicate that the unusual selling pressure occurred for emotional rather than fundamental reasons.

                       -----------------------------------------------
                            AVERAGE ANNUALIZED TOTAL RETURN(1)
                       1-YEAR     3-YEARS   5-YEARS   SINCE INCEPTION
                       (17.8)%       2.7%     4.8%         7.8%
                       -----------------------------------------------

                           TCW             RUSSELL 2000
                     -------------------------------------
INITIAL VALUE               250,000.00         250,000.00

      1993 MAY              254,737.50         261,062.31
           JUNE             259,638.65         262,690.91
           JUL              266,609.95         266,317.79
           AUG              282,881.15         277,823.10
           SEPT             291,226.15         285,663.29
           OCT              299,048.48         293,015.86
           NOV              287,977.71         283,371.79
           DEC              309,881.29         293,060.48
      1994 JAN              329,131.12         302,248.80
           FEB              326,419.08         301,155.63
           MAR              307,134.24         285,255.35
           APR              299,664.73         286,950.87
           MAY              294,450.57         283,728.74
           JUNE             274,195.31         274,094.24
           JUL              273,789.50         278,597.56
           AUG              298,518.17         294,121.77
           SEP              298,165.92         293,136.97
           OCT              304,561.58         291,980.06
           NOV              288,419.81         280,187.91
           DEC              292,224.07         287,715.76
      1995 JAN              284,909.70         284,085.69
           FEB              299,232.11         295,903.34
           MAR              305,934.91         300,999.46
           APR              308,676.09         307,692.31
           MAY              312,333.90         312,982.84
           JUNE             333,969.27         329,217.77
           JUL              357,433.95         348,184.01
           AUG              356,518.92         355,386.78
           SEP              369,620.99         361,732.24
           OCT              349,509.91         345,554.68
           NOV              364,440.98         360,071.77
           DEC              369,462.97         369,572.42
      1996 JAN              368,853.36         369,177.23
           FEB              391,449.32         380,682.54
           MAR              410,074.47         388,430.31
           APR              457,708.73         409,200.43
           MAY              485,189.56         425,326.99
           JUN              454,656.58         407,861.86
           JUL              387,999.38         372,236.81
           AUG              414,030.26         393,848.32
           SEP              428,115.56         409,241.86
           OCT              398,412.91         402,934.65
           NOV              399,942.81         419,536.09
           DEC              408,473.59         430,531.48
      1997 JAN              413,105.68         439,142.10
           FEB              376,723.47         428,514.87
           MAR              329,425.83         408,288.96
           APR              331,079.55         409,432.17
           MAY              392,597.44         454,961.03
           JUN              421,704.62         474,478.86
           JUL              431,416.48         496,542.13
           AUG              438,716.04         507,912.94
           SEP              485,176.07         545,092.17
           OCT              460,286.54         521,162.62
           NOV              455,310.84         517,775.07
           DEC              449,077.64         526,836.13
      1998 JAN              449,077.64         518,512.12
           FEB              468,010.75         556,830.16
           MAR              495,520.42         579,771.57
           APR              505,168.20         582,960.31
           MAY              471,225.95         551,538.75
           JUN              495,164.23         552,696.98
           JUL              443,776.09         507,983.79
           AUG              331,576.18         409,333.34
           SEP              372,797.73         441,384.14
           OCT              378,531.36         459,392.62

(1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Earnings Momentum Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.

----------------------------------

TCW GALILEO LARGE CAP GROWTH FUND
---------------------------------

The TCW Galileo Large Cap Growth Fund achieved a return of 36.1% for the fiscal year ended October 31, 1998. The Fund outperformed its benchmarks, the S&P/Barra Growth Index, as well as the S&P 500, which returned 32.1% and 22.0%, respectively for the same time period.

The Fund's outperformance benefited from the continued relative strength of the large cap growth universe. In addition, the Fund's sector selection continues to dramatically outperform the broad market. The technology, health care and consumer staples sectors contributed to positive performance. Specific outperformers include, Dell, Cisco, Microsoft, Eli Lilly, and Warner Lambert. Within the media sector, the Fund benefited from positions in Clear Channel, Cox Communications, Liberty Media, and Time Warner. At October 31, 1998, the Fund's internet companies, specifically, America Online, Amazon, Yahoo and At Home, were up as much as several hundred percent.

The TCW Galileo Large Cap Growth Fund seeks to purchase securities with above-average, sustainable growth prospects with superior returns on equity. We buy securities when we believe business prospects are not properly estimated by consensus research. We strongly believe in the value of bottom-up fundamental research, and the Fund is designed to capitalize on this expertise. Our quantitative portfolio construction process supplements fundamental research insight through risk control and optimization tools. The quantitative analysis yields guidelines for portfolio security weighting and helps to eliminate sources of inadvertent risk. A combination of fundamental and quantitative analysis aids in generating consistency of returns.

                       -----------------------------------------------
                            AVERAGE ANNUALIZED TOTAL RETURN(1)
                       1-YEAR     3-YEARS   5-YEARS   SINCE INCEPTION
                       36.1%         N/A     N/A         30.3%
                       -----------------------------------------------

                                TCW           S&P/BARRA GROWTH
                         ----------------------------------------
INITIAL VALUE                   250,000.00        250,000.00

       1997 JUN  19-30          251,125.00        250,600.00
            JUL                 270,474.18        270,447.52
            AUG                 253,693.96        252,462.76
            SEP                 265,866.20        265,338.36
            OCT                 258,134.81        257,351.68
            NOV                 270,556.26        271,325.87
            DEC                 271,857.63        274,663.18
       1998 JAN                 277,998.90        283,891.86
            FEB                 297,422.68        303,622.35
            MAR                 311,356.93        319,319.62
            APR                 321,298.56        322,001.91
            MAY                 314,204.29        315,529.67
            JUN                 347,195.74        338,026.93
            JUL                 349,709.43        337,824.12
            AUG                 300,064.68        293,873.20
            SEP                 333,999.00        313,533.32
            OCT                 351,280.11        339,838.76

(1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Large Cap Growth Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)



                                                                October 31, 1998


TCW GALILEO LARGE CAP VALUE FUND
--------------------------------

The TCW Galileo Large Cap Value Fund achieved a return of 10.7% for the eleven-month period beginning December 1, 1997. During this period, the Fund outperformed the S&P/BARRA Value benchmark, which was up 7.6% over the same period.

Over the past 12 months, the Fund gradually increased positions in semiconductor and fast food restaurant stocks. The Fund benefited from strong performance in fast-food restaurants (Tricon and McDonald's) and semiconductors (Applied Materials, Texas Instruments, Motorola and Intel). Food-retailing stocks have been undervalued and continue to perform well due to industry consolidation and improving financial results. Large positions in food retailing stocks, (Fred Meyer, Albertson's and Supervalu) also provided excellent investment returns.

Despite the strong recovery in the stock market averages since the low on October 8, 1998; many sectors and stocks remain near their lows for the year. Our valuation screening process shows many outstanding companies at very attractive prices. We are gradually increasing our investments in transportation (railroads, airlines) and energy (international oil, oil service) companies. As we head into 1999 we are excited about the opportunities to build positions in many out of favor sectors and companies.

The Large Cap Value Fund focuses on a company's return on invested capital. The Fund selects undervalued stocks where the return on invested capital is improving. Just as important to our stock section is valuation. Historical relative valuation is one consideration. We look for stocks that are trading at the lower end of their historical trading ranges as measured by price/cash flow, price/book value and price/sales. Based on the normalized returns on invested capital, we project a "fair value" for the company. If the stock sells at a significant discount to that value, we may choose to buy the stock.

                                            -----------------
                                            TOTAL RETURN(1)
                                            SINCE INCEPTION
                                                10.7%
                                            ----------------

                            TCW            S&P/BARRA VALUE
                     ----------------------------------------
INITIAL VALUE                250,000.00         250,000.00

      1997 DEC               252,350.00         255,550.00
      1998 JAN               252,753.76         252,406.74
           FEB               267,696.56         271,337.24
           MAR               279,293.18         285,094.04
           APR               280,725.95         288,458.15
           MAY               273,547.79         284,390.89
           JUN               277,377.46         286,552.26
           JUL               272,454.01         280,334.07
           AUG               230,874.80         235,256.36
           SEP               248,382.04         249,559.94
           OCT               276,831.72         269,100.49

(1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Large Cap Value Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.

----------------------------------

TCW GALILEO MID-CAP GROWTH FUND
-------------------------------

The TCW Galileo Mid Cap Growth Fund achieved a return of 20.7% for the fiscal year ended October 31, 1998. The past year saw the fund enjoy strong out performance with the S&P 400 benchmark up 6.7% over the same time period.

The Fund benefited from large positions in several emerging growth sectors. These include the Internet where holdings such as Yahoo!, Amazon.com and At Home all enjoyed triple digit gains over 1998. Also contributing to the strong performance were media with Cablevision and TCA Cable both up substantially and retail where successful positions included Best Buy and Bed, Bath & Beyond. Our policy of under weighting or avoiding financials as well as most cyclical industries allowed us to avoid some of the pitfalls associated with interest rate movements and the macroeconomic cycle.

Looking forward, the Fund has increased its exposure to growth sectors of the economy with particular emphasis on the Internet and communications. We believe a fundamental long term shift is occurring on a global basis which is changing the way people interact and transact with each other. To take advantage of this transition, we are positioning the Fund by purchasing companies that are providing key pieces of the developing technology and infrastructure as well as those that provide a forum for people communicate in new ways. Our companies should be able to continue their strong growth irrespective of the vicissitudes of the greater economy.

The Fund seeks to invest in companies whose long term growth rate is not adequately discounted in their stock price or whose earnings potential is underestimated by Wall Street. We believe strongly that strong fundamental research such as company visits and extensive financial modeling can uncover investment ideas which fit our high growth profile. Our strategy is to own these companies over a long period of time as long as they continue to prove their ability to grow at above average rates. This is a time tested, albeit volatile strategy, that has consistently rewarded long term investors with superior capital appreciation.

                       -----------------------------------------------
                            AVERAGE ANNUALIZED TOTAL RETURN(1)
                       1-YEAR     3-YEARS   5-YEARS   SINCE INCEPTION
                       20.7%       15.7%     N/A         24.1%
                       -----------------------------------------------

                          TCW                  S&P 400 MIDCAP
                     ----------------------------------------
INTIAL VALUE                    250,000.00           250,000.00

      1994 NOV                  243,427.50           238,727.09
           DEC                  256,049.22           240,916.61
      1995 JAN                  252,459.41           243,422.67
           FEB                  264,809.72           256,181.63
           MAR                  276,270.68           260,622.21
           APR                  274,480.45           265,854.17
           MAY                  278,207.90           272,273.22
           JUNE                 305,169.02           283,361.47
           JUL                  337,983.85           298,142.87
           AUG                  346,152.92           303,656.22
           SEP                  365,551.33           311,016.14
           OCT                  381,935.34           303,014.32
           NOV                  396,964.49           316,248.11
           DEC                  411,366.36           315,456.72
      1996 JAN                  417,578.00           320,037.99
           FEB                  429,909.07           330,888.82
           MAR                  451,959.11           334,854.56
           APR                  501,010.23           345,081.07
           MAY                  521,777.11           349,750.27
           JUN                  497,775.36           344,500.72
           JUL                  439,859.20           321,198.69
           AUG                  461,772.98           339,726.00
           SEP                  498,821.03           354,533.78
           OCT                  479,516.65           355,562.59
           NOV                  482,125.23           375,593.54
           DEC                  462,295.41           376,006.82
      1997 JAN                  477,426.34           390,107.08
           FEB                  420,550.54           390,107.08
           MAR                  369,937.29           373,488.52
           APR                  378,286.77           383,161.87
           MAY                  435,158.40           416,650.22
           JUN                  456,550.79           428,358.09
           JUL                  502,466.10           470,765.54
           AUG                  489,422.08           470,200.62
           SEP                  531,164.89           497,237.16
           OCT                  490,467.04           475,607.34
           NOV                  490,986.93           482,646.33
           DEC                  520,726.01           501,373.01
      1998 JAN                  509,769.94           491,846.92
           FEB                  562,469.95           532,571.84
           MAR                  603,687.75           556,590.83
           APR                  611,511.54           566,720.79
           MAY                  574,985.96           541,218.35
           JUN                  654,817.01           544,628.03
           JUL                  634,465.30           523,496.46
           AUG                  499,850.80           426,073.77
           SEP                  575,508.21           465,869.06
           OCT                  592,203.71           507,517.75

(1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Mid Cap Growth Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)



                                                                October 31, 1998


TCW GALILEO SMALL CAP GROWTH FUND
---------------------------------

Performance for the Galileo Small Cap Growth Fund in the fiscal year ended October 31, 1998 was disappointing. Although the Fund experienced a decline of 6.0% in the fiscal year, these results compare favorably with the 11.9% drop in the Russell 2000 and the 15.9% fall in the Russell Growth Index over the same period. After performing in line with the small cap benchmarks in the strong first quarter of 1998 and outperforming in the weak second quarter, we were unable to avoid the carnage in the small cap sector in July and August. Even with a strong September the portfolio declined sharply in the third quarter. The fiscal year ended with a 16% drop in the NASDAQ Composite in the first eight days of October, followed by a 24% rebound between then and month's end.

The best performing industry groups for the fiscal year were consumer services, information processing, leisure and retail. Groups that penalized performance in the year included energy, electrical equipment, auto parts and financial services. Technology performed better than many other industries. This is surprising because it is usually one of the worst groups in market downturns. Few areas were spared in the third quarter. The only industry groups in the fund with positive performance in the quarter were consumer services and information processing.

A number of exogenous forces led to intense selling pressure on small cap stocks in August and again in the first week of October. Problems in the emerging markets came to a head with the collapse of the Russian financial markets and the repercussions rocked everything from Latin America to high yield and mortgage-backed bonds. In September, mutual fund managers found themselves with large capital gains realized earlier in the year, even though they faced declines for the fiscal year ending in October. Tax loss selling to erase these realized gains occurred and it coincided with the wave of selling caused by the demise of a number of hedge funds. The rebound later in October and the strong third quarter GDP report indicate that the unusual selling pressure occurred for emotional rather than fundamental reasons.

                       -----------------------------------------------
                            AVERAGE ANNUALIZED TOTAL RETURN(1)
                       1-YEAR     3-YEARS   5-YEARS   SINCE INCEPTION
                       (6.0)%      10.4%    13.0%        16.0%
                       -----------------------------------------------

                                 TCW            RUSSELL 2000
                              ------------------------------
INITIAL MONTH                 250,000.00         250,000.00

      1989 DEC                259,590.00         250,953.25
      1990 JAN                243,599.26         229,046.57
           FEB                250,081.43         236,148.51
           MAR                258,336.62         245,405.42
           APR                257,055.27         237,381.86
           MAY                277,416.62         254,187.98
           JUN                277,017.14         254,847.57
           JULY               271,274.57         243,684.15
           AUG                239,030.88         211,079.39
           SEP                224,772.69         192,312.56
           OCT                215,138.93         180,561.83
           NOV                225,011.65         194,341.04
           DEC                229,777.40         201,980.59
      1991 JAN                246,797.01         220,178.18
           FEB                270,699.30         244,881.36
           MAR                290,205.90         262,048.90
           APR                279,233.21         261,366.72
           MAY                304,738.37         273,808.66
           JUN                278,997.12         257,982.90
           JULY               310,727.46         267,013.93
           AUG                335,511.09         276,867.20
           SEP                341,134.25         278,999.58
           OCT                376,874.89         286,363.55
           NOV                351,831.55         273,103.89
           DEC                416,097.10         295,119.00
      1992 JAN                436,219.56         319,031.57
           FEB                432,167.08         328,338.18
           MAR                394,002.40         317,224.46
           APR                350,606.98         306,110.74
           MAY                351,252.10         310,181.25
           JUN                330,872.45         295,512.04
           JULY               338,598.32         305,794.50
           AUG                325,789.15         297,165.55
           SEP                342,808.37         304,019.01
           OCT                363,544.85         313,682.53
           NOV                407,184.77         337,685.45
           DEC                427,515.51         349,449.74
      1993 JAN                425,292.43         361,277.26
           FEB                379,037.62         352,932.94
           MAR                396,617.39         364,385.49
           APR                391,576.38         354,383.14
           MAY                423,967.58         370,064.33
           JUN                431,179.27         372,372.92
           JULY               438,668.85         377,514.14
           AUG                472,354.24         393,823.30
           SEP                493,794.39         404,937.02
           OCT                508,805.74         415,359.52
           NOV                466,091.50         401,688.74
           DEC                483,430.11         415,422.77
      1994 JAN                504,846.06         428,447.51
           FEB                493,941.38         426,897.92
           MAR                454,426.07         404,358.75
           APR                444,546.85         406,762.20
           MAY                429,730.10         402,194.73
           JUN                404,045.14         388,537.51
           JULY               411,948.26         394,921.12
           AUG                443,561.17         416,927.19
           SEP                450,476.29         415,531.20
           OCT                463,814.89         413,891.25
           NOV                444,552.66         397,175.49
           DEC                462,334.76         407,846.47
      1995 JAN                443,563.97         402,700.72
           FEB                473,695.27         419,452.63
           MAR                509,260.31         426,676.55
           APR                510,742.26         436,163.87
           MAY                522,596.59         443,663.37
           JUN                584,341.38         466,676.91
           JULY               639,170.13         493,562.17
           AUG                651,026.73         503,772.34
           SEP                684,938.72         512,767.23
           OCT                695,212.80         489,835.01
           NOV                735,291.81         510,413.47
           DEC                759,563.80         523,880.95
      1996 JAN                760,611.99         523,320.74
           FEB                797,881.98         539,629.90
           MAR                861,919.99         550,612.61
           APR                977,400.03         580,054.94
           MAY              1,032,515.62         602,914.87
           JUN                967,952.42         578,157.47
           JUL                814,735.23         527,657.81
           AUG                891,426.26         558,292.82
           SEP                956,562.77         580,113.67
           OCT                901,933.47         571,172.99
           NOV                900,887.23         594,706.07
           DEC                893,472.93         610,292.39
      1997 JAN                901,898.38         622,498.24
           FEB                789,161.08         607,433.78
           MAR                707,506.58         578,762.91
           APR                710,669.14         580,383.44
           MAY                848,695.30         644,922.08
           JUN                905,591.83         672,589.24
           JUL                958,369.72         703,864.64
           AUG                948,805.19         719,983.14
           SEP              1,034,339.98         772,685.90
           OCT                995,562.57         738,764.99
           NOV                984,939.92         733,963.02
           DEC              1,021,835.77         746,807.37
      1998 JAN              1,012,782.31         735,007.82
           FEB              1,098,220.62         789,324.89
           MAR              1,173,470.70         821,845.08
           APR              1,166,113.04         826,365.23
           MAY              1,082,945.86         781,824.14
           JUN              1,203,466.90         783,465.97
           JUL              1,111,546.10         720,083.58
           AUG                845,164.08         580,243.35
           SEP                934,903.60         625,676.40
           OCT                936,044.18         651,204.00

(1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Small Cap Growth Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.

----------------------------------

TCW GALILEO VALUE OPPORTUNITIES FUND
------------------------------------

Over the past twelve months the Fund held its own in our extremely volatile environment. The Fund declined 7.5% for the period, bettering the Russell 2000 Index, which declined 11.9%, but lagging the Wilshire Midcap 750 Index, which declined 3.9%.

The Fund is well diversified across many industries. The stock market weakness of the August and September period afforded us the opportunity to buy some quality growth stocks that had suffered short term earnings trauma and whose prices declined to value levels. These companies include the likes of Warnaco, General Nutrition, Jones Apparel and Mallinkrodt. The technology weighting in our portfolio is somewhat higher than it has been historically. The reason for this is the attractive valuations of these stocks, selling at price/earnings multiples half their growth rates; technological leaders with clean balance sheets and dominant market positions. Companies like KLA-Tencor, Read Rite and International Rectifier. We continue to invest in these depressed stocks. This sector has now turned as expected and the Fund is beginning to reap the rewards of the positive momentum.

Our view is that the Fund is well positioned to provide superior returns over the next market cycle.


                       -----------------------------------------------
                            AVERAGE ANNUALIZED TOTAL RETURN(1)
                       1-YEAR     3-YEARS   5-YEARS   SINCE INCEPTION
                       (7.5)%       N/A      N/A          8.3%
                       -----------------------------------------------

                               TCW           WILSHIRE 750
                            -----------------------------
INITIAL VALUE               250,000.00        250,000.00

      1996 NOV              269,110.00        263,350.00
           DEC              271,314.01        263,297.33
      1997 JAN              281,092.17        269,932.42
           FEB              278,947.43        267,476.04
           MAR              269,368.38        255,038.40
           APR              271,332.08        260,113.67
           MAY              296,601.23        282,509.45
           JUN              309,307.63        292,905.80
           JUL              329,505.42        312,911.27
           AUG              336,497.52        314,726.15
           SEP              346,030.50        333,137.63
           OCT              316,967.39        318,013.18
           NOV              313,480.75        319,953.06
           DEC              317,650.05        326,768.06
      1998 JAN              315,108.85        321,605.13
           FEB              337,954.24        347,108.42
           MAR              344,936.37        363,005.98
           APR              348,744.47        367,942.86
           MAY              332,876.60        351,532.61
           JUN              313,836.06        354,309.72
           JUL              288,760.55        331,740.19
           AUG              237,361.18        269,572.08
           SEP              247,828.80        286,878.61
           OCT              293,206.26        305,583.09

(1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Value Opportunities Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)

TCW GALILEO CONVERTIBLE SECURITIES FUND

                                                                October 31, 1998

SCHEDULE OF INVESTMENTS
-----------------------

     Number of
Shares or Principal
      Amount        FIXED INCOME AND EQUITY SECURITIES                                                  Value
------------------  ----------------------------------                                              -------------
                    BASIC INDUSTRIES (4.8% OF NET ASSETS)
                    OIL & GAS (2.7%)
$      430,000      Diamond Offshore Drilling, 3.75%, due 02/15/07                                  $     437,525
$      295,000      Swiss Life Finance, Ltd., Exchangeable Royal Dutch Petroleum Co.
                      (Netherlands), (144A), 2%, due 05/20/05                                             293,525 *
                                                                                                    -------------
                      Total Oil &Gas                                                                      731,050
                                                                                                    -------------

                    TRANSPORTATION (2.1%)
         4,600      Laidlaw One, Inc., $1.222 Convertible Preferred                                       119,600
         2,000      Union Pacific Capital Trust, $3.13 Convertible Preferred                               92,500
         8,200      Union Pacific Capital Trust, (144A), $3.13 Convertible Preferred                      379,250 *
                                                                                                    -------------
                      Total Transportation                                                                591,350
                                                                                                    -------------

                    TOTAL BASIC INDUSTRIES (Cost: $1,452,067)                                           1,322,400
                                                                                                    -------------

                    CAPITAL GOODS (27.1%)
                    AEROSPACE & CONGLOMERATES (3.5%)
$      335,000      Hexcel Corp., 7%, due 08/01/03                                                        309,456
         6,500      Loral Space and Communication, Ltd., $3.00 Convertible Preferred                      347,750
$      315,000      Morgan Stanley Group Inc., Exchangeable Boeing Co., 0%,
                      due 09/30/00                                                                        301,061
                                                                                                    -------------
                      Total Aerospace & Conglomerates                                                     958,267
                                                                                                    -------------

                    ELECTRICAL EQUIPMENT (2.3%)
$       90,000      AES Corp., 4.5%, due 08/15/05                                                          86,625
$      340,000      Comverse Technology, Inc., (144A), 4.5%, due 07/01/05                                 315,775  *
$      310,000      SGS-Thompson Microelectronics, N.V. (Netherlands),
                      0%, due 06/10/08                                                                    236,375
                                                                                                    -------------
                      Total Electrical Equipment                                                          638,775
                                                                                                    -------------

                    ELECTRONICS (3.9%)
$      135,000      Adaptec, Inc., 4.75%, due 02/01/04                                                    104,456
$      185,000      Adaptec, Inc., (144A), 4.75%, due 02/01/04                                            143,144 *
$      310,000      Analog Devices, Inc., 3.5%, due 12/01/00                                              328,600
        11,925      Morgan Stanley Group, Inc., Exchangeable Applied Materials, Inc.,
                      $3.00 Convertible Preferred                                                         417,375
$      160,000      Premiere Technologies, Inc., (144A), 5.75%, due 07/01/04                               84,800 *
                                                                                                    -------------
                      Total Electronics                                                                 1,078,375
                                                                                                    -------------

*  Restricted Security. (See Note 6)

See accompanying Notes to Financial Statements.

TCW GALILEO CONVERTIBLE SECURITIES FUND

                                                                October 31, 1998

SCHEDULE OF INVESTMENTS (CONTINUED)
-----------------------------------

     Number of
Shares or Principal
      Amount        FIXED INCOME AND EQUITY SECURITIES                                                  Value
------------------  ----------------------------------                                              -------------
                    INFORMATION PROCESSING (6.8%)
$      330,000      Merrill Lynch & Company, Inc., Exchangeable Technology
                      Basket, (144A), 0%, due 02/02/05                                              $     367,125 *
$      180,000      Morgan Stanley Group, Inc., Exchangeable Cisco Systems, Inc.,
                      0%, due 07/29/05                                                                    172,382
         2,100      Morgan Stanley Group, Inc., Exchangeable Cisco Systems, Inc.,
                      $4.00 Convertible Preferred                                                         188,126
$      350,000      Network Associates, Inc., 0%, due 02/13/18                                            151,375
$      665,000      Network Associates, Inc., (144A), 0%, due 02/13/18                                    287,613 *
$       45,000      QuadraMed Corp., 5.25%, due 05/01/05                                                   38,138
$      250,000      QuadraMed Corp., (144A), 5.25%, due 05/01/05                                          206,195 *
$      445,000      Safeguard Scientifics, Inc., (144A), 6%, due 02/01/06                                 449,450 *
                                                                                                    -------------
                      Total Information Processing                                                      1,860,404
                                                                                                    -------------

                    MACHINERY/INFRASTRUCTURE (1.4%)
         9,800      United Rentals, Inc., (144A), $3.25 Convertible Preferred                             383,425 *
                                                                                                    -------------

                    OFFICE EQUIPMENT & SUPPLIES (1.1%)
$      265,000      Xerox Corp., 2.875%, due 07/01/02                                                     305,744
                                                                                                    -------------

                    POLLUTION CONTROL (3.4%)
$      240,000      United States Filter Corp., 4.5%, due 12/15/01                                        223,800
$      600,000      USA Waste Systems, Inc., 4%, due 02/01/02                                             697,500
                                                                                                    -------------
                      Total Pollution Control                                                             921,300
                                                                                                    -------------

                    TELECOMMUNICATION EQUIPMENT (4.7%)
$      520,000      Bell Atlantic Financial Services, (144A), 4.25%, due 09/15/05                         515,611 *
$      435,000      Level One Communications, Inc., 4%, due 09/01/04                                      496,988
         5,000      MediaOne Group, Inc., Exchangeable AirTouch Communications, Inc.,
                      $3.633 Convertible Preferred                                                        269,375
                                                                                                    -------------
                      Total Telecommunication Equipment                                                 1,281,974
                                                                                                    -------------

                    TOTAL CAPITAL GOODS (Cost: $7,662,348)                                              7,428,264
                                                                                                    -------------

                    CONSUMER CYCLICALS (2.2%)
                    AUTOMOTIVE (2.2%)
$       45,000      Magna International, Inc., 4.875%, due 02/15/05                                        46,013
$      250,000      Magna International, Inc., (144A), 4.875%, due 02/15/05                               255,625  *
$       40,000      Tower Automotive, Inc., 5%, due 08/01/04                                               41,000
$      240,000      Tower Automotive, Inc., (144A), 5%, due 08/01/04                                      249,900  *
                                                                                                    -------------

                    TOTAL CONSUMER CYCLICALS (Cost : $575,192)                                            592,538
                                                                                                    -------------

*  Restricted Security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)

                                                                October 31, 1998

     Number of
Shares or Principal
      Amount           FIXED INCOME AND EQUITY SECURITIES                                                Value
------------------     ----------------------------------                                           --------------
                       CONSUMER STAPLES (55.5%)
                       DRUGS & HOSPITAL SUPPLY (4.8%)
$      130,000         Centocor, Inc., 4.75%, due 02/15/05                                          $     139,263
$      185,000         Centocor, Inc., (144A), 4.75%, due 02/15/05                                        198,181  *
$      400,000         Dura Pharmaceuticals, Inc., 3.5%, due 07/15/02                                     284,000
$       65,000         Sepracor, Inc., 6.25%, due 02/15/05                                                103,919
$      370,000         Sepracor, Inc., (144A), 6.25%, due 02/15/05                                        591,538  *
                                                                                                    -------------
                         Total Drugs & Hospital Supply                                                  1,316,901
                                                                                                    -------------
                       ENtERTAINMENT, LEISURE & MEDIA (18.7%)
$    1,405,000         Clear Channel Communications, 5.625%, due 04/01/03                               1,373,388
        20,500         Houston Industries, Inc., Exchangeable Time Warner, Inc.,
                         $3.215 Convertible Preferred                                                   1,661,781
         5,600         MediaOne Group, Inc., $2.25 Convertible Preferred                                  486,150
        10,300         Merrill Lynch & Company, Inc., Exchangeable Cox
                         Communications, Inc., $1.3725 Convertible Preferred                              464,787
$      480,000         News America Holdings, Inc., Exchangeable News Corp. (Australia),
                         0%, due 03/11/13                                                                 273,600
        13,500         Readers Digest Association, $1.93 Convertible Preferred                            308,812
$      235,000         Speedway Motorsports, Inc., 5.75%, due 09/30/03                                    224,425
$      300,000         Tele-Communications International, Inc., 4.5%, due 02/15/06                        312,375
                                                                                                    -------------
                         Total Entertainment, Leisure & Media                                           5,105,318
                                                                                                    -------------
                       FOODS, HOTELS & RESTAURANTS (2.1%)
         9,000         Host Marriott Financial Trust, $3.375 Convertible Preferred                        376,317
           900         Suiza Capital Trust, $2.75 Convertible Preferred                                    29,797
         5,300         Suiza Capital Trust, (144A), $2.75 Convertible Preferred                           175,472  *
                                                                                                    -------------
                         Total Foods, Hotels & Restaurants                                                581,586
                                                                                                    -------------
                       HEALTHCARE (16.9%)
$      555,000         Alternative Living, 5.25%, due 12/15/02                                            579,975
$       55,000         Assisted Living Concepts, Inc., 5.625%, due 05/01/03                                42,900
$      305,000         Assisted Living Concepts, Inc., (144A), 5.625%, due 05/01/03                       226,844  *
$      295,000         Assisted Living Concepts, Inc., 6%, due 11/01/02                                   240,425
$      120,000         Athena Neurosciences, Inc., 4.75%, due 11/15/04                                    145,800
$      665,000         Athena Neurosciences, Inc., (144A), 4.75%, due 11/15/04                            807,975  *
$       95,000         Concentra Managed Care, Inc., 4.5%, due 03/15/03                                    68,994
$      525,000         Concentra Managed Care, Inc., (144A), 4.5%, due 03/15/03                           381,281  *
         6,500         Laboratory Corp. of America, $4.25 Convertible Preferred                           299,000
$      425,000         Omnicare, Inc., 5%, due 12/01/07                                                   459,000
$      235,000         Omnicare, Inc., (144A), 5%, due 12/01/07                                           253,800  *
$      595,000         Quintiles Transnational Corp., (144AI, Reg D), 4.25%, due 05/31/0                  725,900  *
$      185,000         Sunrise Assisted Living, Inc., 5.5%, due 06/15/02                                  228,012
$      145,000         Sunrise Assisted Living, Inc., (144A), 5.5%, due 06/15/02                          178,712  *
                                                                                                    -------------
                         Total Healthcare                                                               4,638,618
                                                                                                    -------------

*Restricted Security. (See Note 6)

See accompanying Notes to Financial Statements.

TCW Galileo Convertible Securities Fund

-----------------------------------

     Number of
Shares or Principal
      Amount           FIXED INCOME AND EQUITY SECURITIES                                                Value
------------------     ----------------------------------                                           --------------
                       RETAIL (8.0%)
$       25,000         Action Performance Companies, Inc., 4.75%, due 04/01/05                      $      21,185
$      145,000         Action Performance Companies, Inc., (144A), 4.75%, due 04/01/05                    122,873  *
$      145,000         Costco Companies, Inc., 0%, due 08/19/17                                           102,406
$      810,000         Costco Companies, Inc., (144A), 0%, due 08/19/17                                   572,063  *
        11,100         Dollar General Corp., $3.3524 Convertible Preferred                                369,769
         7,400         Kmart Corp., $3.875 Convertible Preferred                                          410,238
$       70,000         Rite Aid Corp., 5.25%, due 09/15/02                                                 88,725
$      390,000         Rite Aid Corp., (144A), 5.25%, due 09/15/02                                        494,325  *
                                                                                                    -------------
                         Total Retail                                                                   2,181,584
                                                                                                    -------------
                       SERVICES - BUSINESS (5.0%)
         3,500         Cendant Corp., $3.43 Convertible Preferred                                          68,469
        24,300         Cendant Corp., $3.75 Convertible Preferred                                         602,944
$      295,000         Interim Services, Inc., 4.5%, due 06/01/05                                         251,856
$      315,000         Metamor Worldwide, 2.94%, due 08/15/04                                             254,756
         7,000         Vanstar Financial Trust Corp., $3.375 Convertible Preferred                        196,777
                                                                                                    -------------
                         Total Services - Business                                                      1,374,802
                                                                                                    -------------

                       TOTAL CONSUMER STAPLES (Cost: $14,444,635)                                      15,198,809
                                                                                                    -------------
                       CREDIT SENSITIVE (9.6%)
                       INSURANCE (1.7%)
$      305,000         American International Group, 2.25%, due 07/30/04                                  372,673
         9,300         Philadelphia Consolidated, $0.70 Convertible Preferred                              95,325
                                                                                                    -------------
                         Total Insurance                                                                  467,998
                                                                                                    -------------
                       FINANCIAL SERVICES (7.9%)
$      745,000         Berkshire Hathaway, Inc., 1%, due 12/02/01                                       1,083,044
        10,300         CNB Bankshares, Inc., $1.50 Convertible Preferred                                  265,225
         9,900         National Australia Bank, $1.96875 Convertible Preferred                            261,731
$      360,000         Security Capital Group, Inc., 2%, due 05/22/03                                     270,900
         9,600         Westpac Banking Corp., Ltd., $3.135 Convertible Preferred                          275,400
                                                                                                    -------------
                         Total Financial Services                                                       2,156,300
                                                                                                    -------------

                       TOTAL CREDIT SENSITIVE (Cost: $2,449,074)                                        2,624,298
                                                                                                    -------------
                       TOTAL FIXED INCOME AND EQUITY SECURITIES
                         (COST: $26,583,316) (99.2%)                                                   27,166,309
                                                                                                    -------------

*Restricted Security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)


                                                                October 31, 1998

  Principal
    Amount        SHORT-TERM INVESTMENT (COST: $157,315) (0.6%)                    Value
------------      ---------------------------------------------                -------------
$     157,315     Bank of New York Depository Reserve, 4%, due 11/02/98        $     157,315
                                                                               -------------

                  TOTAL INVESTMENTS (COST: $26,740,631) (99.8%)                   27,323,624

                  EXCESS OF OTHER ASSETS OVER LIABILITIES (0.2%)                      64,392
                                                                               -------------

                  NET ASSETS (100%)                                            $  27,388,016
                                                                               =============

See accompanying Notes to Financial Statements.

TCW GALILEO CORE EQUITIES FUND

SCHEDULE OF INVESTMENTS
-----------------------

    Number of
     Shares           EQUITY SECURITIES                                                                 Value
 ---------------      -----------------                                                             -------------
                      BASIC INDUSTRIES (7.8% OF NET ASSETS)
                      CHEMICALS (3.1%)
         139,900      Monsanto Co.                                                                  $   5,683,438
                                                                                                    -------------
                      ENERGY & OIL SERVICES (2.4%)
          84,400      Enron Corp.                                                                       4,452,100
                                                                                                    -------------
                      TRANSPORTATION (2.3%)
          41,200      Delta Air Lines, Inc.                                                             4,349,175
                                                                                                    -------------

                      TOTAL BASIC INDUSTRIES (Cost: $15,337,710)                                       14,484,713
                                                                                                    -------------
                      CAPITAL GOODS (36.9%)
                      AEROSPACE (1.6%)
          80,200      Boeing Co.                                                                        3,007,500
                                                                                                    -------------
                      ELECTRONICS, SEMICONDUCTORS & INSTRUMENTS (8.8%)
         238,900      Applied Materials, Inc.                                                           8,286,844 **
          89,900      Intel Corp.                                                                       8,017,956
                                                                                                    -------------
                        Total Electronics, Semiconductors & Instruments                                16,304,800
                                                                                                    -------------
                      INFORMATION PROCESSING (14.8%)
          98,600      Computer Sciences Corp.                                                           5,201,150 **
         213,600      Dell Computer Corp.                                                              14,017,500 **
          76,100      Microsoft Corp.                                                                   8,057,088 **
                                                                                                    -------------
                        Total Information Processing                                                   27,275,738
                                                                                                    -------------
                      SERVICES (3.9%)
         150,000      Pixar, Inc.                                                                       7,125,000 **
                                                                                                    -------------
                      TELECOMMUNICATIONS EQUIPMENT (7.8%)
         170,025      Cisco Systems, Inc.                                                              10,711,575 **
          47,200      Lucent Technologies, Inc.                                                         3,784,850
                                                                                                    -------------
                        Total Telecommunications Equipment                                             14,496,425
                                                                                                    -------------

                      TOTAL CAPITAL GOODS (Cost: $43,658,484)                                          68,209,463
                                                                                                    -------------

** Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)


                                                                October 31, 1998

    Number of
      Shares          EQUITY SECURITIES                                                                 Value
  --------------      -----------------                                                             -------------
                      CONSUMER STAPLES (37.9%)
                      COSMETICS & HOUSEHOLD PRODUCTS (3.1%)
          63,700      Procter & Gamble Co.                                                          $   5,661,337
                                                                                                    -------------
                      FOODS, HOTELS, &RESTAURANTS (11.7%)
          20,700      Coca-Cola Co.                                                                     1,399,837
         643,100      Mirage Resorts, Inc.                                                             10,892,506 **
         291,000      Sodexho Marriott Services, Inc.                                                   9,384,750 **
                                                                                                    -------------
                        Total Foods, Hotels, &Restaurants                                              21,677,093
                                                                                                    -------------
                      HEALTHCARE (6.1%)
          41,600      Pfizer, Inc.                                                                      4,464,200
          86,100      Warner-Lambert Co.                                                                6,748,088
                                                                                                    -------------
                        Total Healthcare                                                               11,212,288
                                                                                                    -------------

                      LEISURE, ENTERTAINMENT, PHOTO &MEDIA (5.4%)
          81,200      Cox Communications, Inc.                                                          4,455,850 **
          60,400      Time Warner, Inc.                                                                 5,605,875
                                                                                                    -------------
                        Total Leisure, Entertainment, Photo & Media                                    10,061,725
                                                                                                    -------------
                      RETAIL (9.9%)
          67,500      Fred Meyer, Inc.                                                                  3,598,594 **
         193,898      Home Depot, Inc.                                                                  8,434,563
          43,600      Nike, Inc.                                                                        1,904,775
          89,700      Tandy Corp.                                                                       4,445,756
                                                                                                    -------------
                        Total Retail                                                                   18,383,688
                                                                                                    -------------
                      SERVICES - BUSINESS (1.7%)
          76,000      Robert Half International, Inc.                                                   3,049,500 **
                                                                                                    -------------

                      TOTAL CONSUMER STAPLES (Cost: $58,515,959)                                       70,045,631
                                                                                                    -------------

                      CREDIT SENSITIVE (15.6%)
                      FINANCIAL SERVICES (12.2%)
          50,200      Associates First Capital Corp., Class A                                           3,539,100
         161,500      Charles Schwab Corp.                                                              7,741,906
          53,200      Merrill Lynch & Company, Inc.                                                     3,152,100
         227,300      T. Rowe Price Associates, Inc.                                                    8,083,356
                                                                                                    -------------
                        Total Financial Services                                                       22,516,462
                                                                                                    -------------

** Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO CORE EQUITIES FUND

-----------------------------------

    Number of
     Shares           EQUITY SECURITIES                                                                 Value
----------------      -----------------                                                            --------------
                      INSURANCE (3.4%)
          43,100      Progressive Corp.                                                            $    6,346,475
                                                                                                   --------------

                      TOTAL CREDIT SENSITIVE (Cost: $22,886,855)                                       28,862,937
                                                                                                   --------------

                      TOTAL EQUITY SECURITIES (COST: $140,399,008) (98.2%)                            181,602,744
                                                                                                   --------------
     Principal
     Amount           SHORT-TERM INVESTMENT (COST: $3,406,801) (1.9%)
----------------      -----------------------------------------------
$      3,406,801      Bank of New York Depository Reserve, 4%, due 11/02/98                             3,406,801
                                                                                                   --------------

                      TOTAL INVESTMENTS (COST:$143,805,809) (100.1%)                                  185,009,545

                      LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                                      (144,711)
                                                                                                   --------------

                      NET ASSETS (100.0%)                                                          $  184,864,834
                                                                                                   ==============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)


TCW GALILEO EARNINGS MOMENTUM FUND

                                                                October 31, 1998

SCHEDULE OF INVESTMENTS
-----------------------

    Number of
     Shares         EQUITY SECURITIES                                                Value
--------------      ------------------                                          --------------
                    CAPITAL GOODS (30.2% OF NET ASSETS)
                    COMPUTER SOFTWARE & SERVICES (8.9%)
       32,200       Ciber, Inc.                                                  $     631,925 **
       28,200       Legato Systems, Inc.                                             1,103,325 **
        8,000       New Era of Networks, Inc.                                          394,000 **
        6,500       VeriSign, Inc.                                                     199,469 **
       35,000       Xylan Corp.                                                        560,000
                                                                                 -------------
                      Total Computer Software & Services                             2,888,719
                                                                                 -------------

                    CONSTRUCTION MATERIAL (1.2%)
       43,000       Dal-Tile International, Inc.                                       384,313 **
                                                                                 -------------

                    ELECTRONICS (4.6%)
       65,800       Anicom, Inc.                                                       588,087 **
       31,300       Bolder Technologies Corp.                                          313,000 **
       15,500       Concord Communications, Inc.                                       575,437 **
                                                                                 -------------
                      Total Electronics                                              1,476,524
                                                                                 -------------

                    INFORMATION PROCESSING (10.8%)
       28,250       Citrix Systems, Inc.                                             2,002,219 **
        1,800       Microstrategy, Inc.                                                 43,875 **
       12,000       National Computer Systems, Inc.                                    336,000
       40,200       Saville Systems, PLC (ADR) (Ireland)                               678,375 **
       10,000       Wind River Systems, Inc.                                           438,125 **
                                                                                 -------------
                      Total Information Processing                                   3,498,594
                                                                                 -------------

                    OFFICE EQUIPMENT & SUPPLIES (1.8%)
       39,500       Daisytek International Corp.                                       594,969 **
                                                                                 -------------
                    POLLUTION CONTROL (2.9%)
       45,625       Tetra Tech, Inc.                                                   926,758 **
                                                                                 -------------

                    TOTAL CAPITAL GOODS (Cost: $7,014,225)                           9,769,877
                                                                                 -------------

** Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO EARNINGS MOMENTUM FUND

-----------------------------------

    Number of
     Shares         EQUITY SECURITIES                                              Value
--------------      -------------------                                       --------------
                    CONSUMER STAPLES (59.2%)
                    DRUGS & HOSPITAL SUPPLY (2.9%)
       44,000       BioChem Pharma, Inc. (Canada)                              $     954,250 **
                                                                               -------------

                    FOODS, HOTELS & RESTAURANTS (3.5%)
       52,200       O'Charley's, Inc.                                                626,400 **
       17,900       United Natural Foods, Inc.                                       498,963 **
                                                                               -------------
                      Total Foods, Hotels & Restaurants                            1,125,363
                                                                               -------------

                    HEALTHCARE (9.9%)
       14,000       Barr Laboratories, Inc.                                          478,625 **
       10,800       Gilead Sciences, Inc.                                            306,450 **
       24,900       K-V Pharmaceutical Co.                                           563,363 **
       32,600       Ocular Sciences, Inc.                                            819,075 **
       42,533       Total Renal Care Holdings, Inc.                                1,042,059 **
                                                                               -------------
                      Total Healthcare                                             3,209,572
                                                                               -------------

                    LEISURE, ENTERTAINMENT, PHOTO & MEDIA (11.3%)
       43,900       Gemstar International Group, Ltd.                              2,398,038 **
       27,600       Macrovision Corp.                                                853,875 **
       10,700       Metro Networks, Inc.                                             391,888 **
                                                                               -------------
                      Total Leisure, Entertainment, Photo & Media                  3,643,801
                                                                               -------------

                    RETAIL (10.5%)
       34,900       Guitar Center, Inc.                                              597,662 **
       55,150       Just for Feet, Inc.                                              934,103 **
       55,100       Marks Brothers Jewelers, Inc.                                    633,650 **
       21,000       St. John Knits, Inc.                                             423,937
       26,000       Trans World Entertainment Corp.                                  536,250 **
       12,700       Travel Services International, Inc.                              257,175 **
                                                                               -------------
                      Total Retail                                                 3,382,777
                                                                               -------------

                    SERVICES - BUSINESS (21.1%)
       20,100       Administaff, Inc.                                                659,531 **
       29,600       CSG Systems International, Inc.                                1,613,200 **
        1,800       Forrester Research, Inc.                                          58,050 **
       12,900       Information Holdings, Inc.                                       132,225 **
       27,500       MAXIMUS, Inc.                                                    797,500 **
       16,400       Nova Corp.                                                       473,550 **
       52,500       Pegasus Systems, Inc.                                            912,187 **

** Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)




                                                                October 31, 1998

         Number of
          Shares    EQUITY SECURITIES                                                                   Value
         ---------  -----------------                                                              -------------
                    SERVICES - BUSINESS (CONTINUED)
          43,500    Stericycle, Inc.                                                               $     842,812 **
          30,500    USWeb Corp.                                                                          438,437 **
          36,100    Wilmar Industries, Inc.                                                              893,475 **
                                                                                                   -------------
                      Total Services - Business                                                        6,820,967
                                                                                                   -------------
                    TOTAL CONSUMER STAPLES (Cost: $13,241,245)                                        19,136,730
                                                                                                   -------------

                    CREDIT SENSITIVE (4.1%)
                    BANKS & FINANCIAL SERVICES (4.1%)
          20,500    Profit Recovery Group International, Inc.                                            629,094 **
          31,700    Trammell Crow Co.                                                                    685,512 **
                                                                                                   -------------

                    TOTAL CREDIT SENSITIVE (Cost: $1,217,838)                                          1,314,606
                                                                                                   -------------

                    TOTAL EQUITY SECURITIES (COST: $21,473,308) (93.5%)                               30,221,213
                                                                                                   -------------
      Principal
       Amount       SHORT-TERM INVESTMENT (COST: $2,154,064) (6.7%)
      ---------     -----------------------------------------------
    $  2,154,064    Bank of New York Depository Reserve, 4%, due 11/02/98                              2,154,064
                                                                                                   -------------

                    TOTAL INVESTMENTS (COST: $23,627,372) (100.2%)                                    32,375,277

                    LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                                        (76,253)
                                                                                                   -------------

                    NET ASSETS (100.0%)                                                            $  32,299,024
                                                                                                   =============

** Non-income producing.

See accompanying Notes to Financial Statements

TCW GALILEO ENHANCED 500 FUND


SCHEDULE OF INVESTMENTS
-----------------------

    Number
   of Shares        EQUITY SECURITIES                                                                   Value
---------------     -----------------                                                              ---------------
                    BASIC INDUSTRIES (12.0% OF NET ASSETS)
                    CHEMICALS (1.6%)
        5,700       Du Pont (E.I.) de Nemours &Co.                                                 $     327,750
        2,350       Minnesota Mining & Manufacturing Co.                                                 188,000
        5,800       Monsanto Co.                                                                         235,625 **
          250       Praxair, Inc.                                                                         10,063
        2,000       Sigma-Aldrich Corp.                                                                   61,812
                                                                                                   ---------------
                      Total Chemicals                                                                    823,250
                                                                                                   ---------------

                    CONTAINERS &PACKAGING (0.2%)
        3,400       Owens-Illinois, Inc.                                                                 103,912 **
                                                                                                   ---------------


                    ENERGY & OIL SERVICES (9.6%)
          300       Amerada Hess Corp.                                                                    16,575
        6,200       Amoco Corp.                                                                          347,975
          800       Anadarko Petroleum Corp.                                                              27,100
        2,200       Atlantic Richfield Co.                                                               151,525
        4,250       Chevron Corp.                                                                        346,375
        4,000       Coastal Corp.                                                                        141,000
        1,900       Columbia Energy Group                                                                109,962
        2,350       Enron Corp.                                                                          123,962
          300       Entergy Corp.                                                                          8,625
       18,600       Exxon Corp.                                                                        1,325,250
        2,900       Halliburton Co.                                                                      104,219
        1,100       Helmerich & Payne, Inc.                                                               26,194
          200       Kerr-McGee Corp.                                                                       7,975
        6,500       Mobil Corp.                                                                          491,969
        1,100       Nicor, Inc.                                                                           46,613
        3,900       Occidental Petroleum Corp.                                                            77,513
          700       ONEOK, Inc.                                                                           23,975
        2,100       Oryx Energy Co.                                                                       29,400 **
          800       People's Energy Corp.                                                                 29,500
        1,200       Phillips Petroleum Co.                                                                51,900
          200       PP & L Resources, Inc.                                                                 5,425
        2,000       Rowan Companies, Inc.                                                                 29,125 **
       13,800       Royal Dutch Petroleum Co. (Netherlands)                                              679,650
        3,700       Schlumberger, Ltd. (Netherlands)                                                     194,250
          900       Sonat, Inc.                                                                           27,281
        5,000       Texaco, Inc.                                                                         296,563
        5,400       USX-Marathon Group                                                                   176,513
                                                                                                   ---------------
                      Total Energy & Oil Services                                                      4,896,414
                                                                                                   ---------------

**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)

                                                                October 31, 1998

    Number
   of Shares        EQUITY SECURITIES                                                                   Value
--------------      -----------------                                                              ----------------
                    METALS (0.1%)
          600       Crane Co.                                                                      $      17,288
          400       Eastern Enterprises                                                                   16,425
          100       Nacco Industries, Inc., Class A                                                        9,200
                                                                                                   ----------------
                      Total Metals                                                                        42,913
                                                                                                   ----------------

                    PAPER & FOREST PRODUCTS (0.2%)
          300       Ball Corp.                                                                            12,656
          500       Fort James Corp.                                                                      20,156
        1,400       Georgia-Pacific Corp.                                                                 72,450
          500       Willamette Industries, Inc.                                                           15,500
                                                                                                   ----------------
                      Total Paper & Forest Products                                                      120,762
                                                                                                   ----------------

                    TRANSPORTATION (0.3%)
          600       AMR Corp.                                                                             40,200 **
          900       Burlington Northern Santa Fe Corp.                                                    27,787
          300       Laidlaw, Inc.                                                                          2,831
          900       US Airways Group, Inc.                                                                50,906 **
                                                                                                   ----------------
                      Total Transportation                                                               121,724
                                                                                                   ----------------

                    TOTAL BASIC INDUSTRIES (Cost: $6,361,336)                                          6,108,975
                                                                                                   ----------------

                    CAPITAL GOODS (25.2%)
                    AEROSPACE/DEFENSE (1.2%)
        1,400       AlliedSignal, Inc.                                                                    54,512
        2,716       Boeing Co.                                                                           101,850
        1,250       Lockheed Martin Corp.                                                                139,219
          500       Northrop Grumman Corp.                                                                39,875
        1,500       Textron, Inc.                                                                        111,563
        1,800       United Technologies Corp.                                                            171,450
                                                                                                   ----------------
                       Total Aerospace/Defense                                                           618,469
                                                                                                   ----------------

                    ELECTRICAL EQUIPMENT (3.8%)
       20,100       General Electric Co.                                                               1,758,750
        3,600       General Instrument Corp.                                                              92,475 **
          300       Harris Corp.                                                                          10,519
          800       Honeywell, Inc.                                                                       63,900
                                                                                                   ----------------
                      Total Electrical Equipment                                                       1,925,644
                                                                                                   ----------------

**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO ENHANCED 500 FUND

-----------------------------------

    Number
   of Shares        EQUITY SECURITIES                                                                   Value
---------------     -----------------                                                              ---------------
                    ELECTRONICS (2.8%)
        1,000       EG&G, Inc.                                                                     $       25,125
        2,600       Gannett Co.                                                                           160,875
       10,400       Intel Corp.                                                                           927,550 **
        2,000       Johnson Controls, Inc.                                                                112,500
        2,000       Tellabs, Inc.                                                                         110,000 **
        1,400       Texas Instruments, Inc.                                                                89,513 **
                                                                                                   ----------------
                      Total Electronics                                                                 1,425,563
                                                                                                   ----------------

                    INFORMATION PROCESSING (10.2%)
        2,300       Automatic Data Processing, Inc.                                                       178,969
       10,800       Compaq Computer Corp.                                                                 341,550 **
        1,900       Computer Associates International, Inc.                                                74,812 **
          600       Computer Sciences Corp.                                                                31,650 **
       11,100       Dell Computer Corp.                                                                   728,438 **
        2,300       Gateway 2000, Inc.                                                                    128,369 **
        5,700       HBO & Co.                                                                             149,625 **
        4,050       Hewlett-Packard Co.                                                                   243,759
        5,600       International Business Machines Corp.                                                 831,250
       16,400       Microsoft Corp.                                                                     1,736,350 **
        3,750       Oracle Corp.                                                                          110,859 **
        2,500       Pitney Bowes, Inc.                                                                    137,656
        3,400       Sun Microsystems, Inc.                                                                198,050 **
        2,700       Unisys Corp.                                                                           71,887 **
        2,300       Xerox Corp.                                                                           222,813
                                                                                                   ----------------
                      Total Information Processing                                                      5,186,037
                                                                                                   ----------------

                    MACHINERY (DIVERSIFIED) (1.3%)
        1,500       Caterpillar, Inc.                                                                      67,500
        2,800       Dover Corp.                                                                            88,900
          200       Eaton Corp.                                                                            13,538
        1,200       Illinois Tool Works, Inc.                                                              76,950
          775       Snap-On, Inc.                                                                          27,464
        6,300       Tyco International, Ltd.                                                              390,206 **
                                                                                                   ----------------
                      Total Machinery (Diversified)                                                       664,558
                                                                                                   ----------------
                    OFFICE EQUIPMENT & SUPPLIES (0.7%)
        2,500       Avery Dennison Corp.                                                                  103,594
        3,600       EMC Corp. (MA)                                                                        231,750 **
                                                                                                   ----------------
                      Total Office Equipment & Supplies                                                   335,344
                                                                                                   ----------------

                    POLLUTION CONTROL (0.1%)
        2,200       Ecolab, Inc.                                                                           65,725
                                                                                                   ----------------

**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)


                                                                October 31, 1998

    Number
   of Shares        EQUITY SECURITIES                                               Value
-------------       ------------------                                         --------------
                    TELECOMMUNICATIONS (5.1%)
        1,500       AirTouch Communications, Inc.                              $       84,000 **
       11,700       Cisco Systems, Inc.                                               737,100 **
       11,282       Lucent Technologies, Inc.                                         904,675 **
       12,268       MCI Worldcom, Inc.                                                677,807 **
          800       Northern Telecom, Ltd. (Canada)                                    34,250
        3,187       U.S. West Inc.                                                    182,854 **
                                                                               --------------
                      Total Telecommunications                                      2,620,686
                                                                               --------------

                    TOTAL CAPITAL GOODS (Cost: $10,011,094)                        12,842,026
                                                                               --------------

                    CONSUMER CYCLICALS (2.7%)
                    AUTOMOBILES & AUTO PARTS (2.5%)
        6,900       Chrysler Corp.                                                    332,062
        9,800       Ford Motor Co.                                                    531,650
        5,700       General Motors Corp.                                              359,456
          800       Timken Co.                                                         14,250
                                                                               --------------
                      Total Automobiles & Auto Parts                                1,237,418
                                                                               --------------

                    HOUSEHOLD FURNITURE & EQUIPMENT (0.1%)
        1,200       Black & Decker Corp.                                               62,025
                                                                               --------------

                    PHOTOGRAPHY (0.1%)
          700       Eastman Kodak Co.                                                  54,250
                                                                               --------------

                    TOTAL CONSUMER CYCLICALS (Cost: $1,211,643)                     1,353,693
                                                                               --------------

                    CONSUMER STAPLES (34.2%)
                    BEVERAGES, DISTRIBUTIONS & RESTAURANTS (3.5%)
          800       Adolph Coors Co., Class B                                          40,000
        1,600       Anheuser-Busch Co.                                                 95,100
       12,900       Coca-Cola Co.                                                     872,363
          900       Brown Forman Corp., Class B                                        61,144
          800       Darden Restaurants, Inc.                                           13,200 **
        3,550       McDonald's Corp.                                                  237,406 **
        9,650       PepsiCo, Inc.                                                     325,688
          200       Seagram Co., Ltd. (Canada)                                          6,575
        2,725       Tricon Global Restaurants, Inc.                                   118,537 **
                                                                               --------------
                      Total Beverages, Distributions & Restaurants                  1,770,013
                                                                               --------------


** Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO ENHANCED 500 FUND

-----------------------------------

    Number
   of Shares        EQUITY SECURITIES                                             Value
--------------      ------------------                                       --------------
                    FOODS, TOBACCOS AND HOTELS (3.4%)
        1,900       Bestfoods                                                $      103,550
        2,700       Campbell Soup Co.                                               143,944
        2,100       Hershey Foods Corp.                                             142,406
        2,000       H.J. Heinz Co.                                                  116,250
       16,250       Philip Morris Companies, Inc.                                   830,781
        4,300       Pioneer Hi-Bred International, Inc.                             120,400
        1,900       Quaker Oats Co.                                                 112,219
        1,800       Sara Lee Corp.                                                  107,438
          900       William Wrigley, Jr. Co.                                         72,844
                                                                             --------------
                      Total Foods, Tobaccos and Hotels                            1,749,832
                                                                             --------------

                    HEALTHCARE (14.3%)
        8,700       Abbott Laboratories                                             408,356
          600       Allergan, Inc.                                                   37,462
        7,400       American Home Products Corp.                                    360,750
          450       Amgen, Inc.                                                      35,353 **
        3,400       Becton, Dickson & Co.                                           143,225
        2,000       Biomet, Inc.                                                     67,875 **
        1,100       Boston Scientific Corp.                                          59,881 **
        7,200       Bristol-Myers Squibb Co.                                        796,050
        1,100       Cardinal Health, Inc.                                           104,018 **
        8,500       Eli Lilly & Co.                                                 687,969
        3,200       Guidant Corp.                                                   244,800 **
        7,250       Johnson & Johnson                                               590,875
        3,700       Medtronic, Inc.                                                 240,500 **
        6,850       Merck & Co., Inc.                                               926,463
       10,800       Pfizer, Inc.                                                  1,158,975
        1,700       Pharmacia & Upjohn, Inc.                                         89,994
        6,000       Schering-Plough Corp.                                           617,250
        8,700       Warner-Lambert Co.                                              681,863
                                                                             --------------
                      Total Healthcare                                            7,251,659
                                                                             --------------

                    HOUSEHOLD PRODUCTS (3.1%)
          700       Alberto-Culver, Class B                                          18,594
        2,200       Avon Products, Inc.                                              87,312
        1,300       Clorox Co.                                                      142,025
        2,000       Fortune Brands, Inc.                                             66,125
        5,400       Gillette Co.                                                    242,662
        2,900       Kimberly-Clark Corp.                                            139,925
        7,300       Procter & Gamble Co.                                            648,788
        3,200       Unilever N.V. (Netherlands)                                     240,800
                                                                             --------------
                      Total Household Products                                    1,586,231
                                                                             --------------


** Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)


                                                                October 31, 1998

    Number
  of Shares         EQUITY SECURITIES                                               Value
-------------       ------------------                                          --------------
                    LEISURE, ENTERTAINMENT, PHOTO & MEDIA (2.7%)
          500       American Greetings, Class A                                 $       20,062
          300       CBS, Inc.                                                            8,381 **
        5,900       Clear Channel Communications, Inc.                                 268,819 **
        1,700       Comcast Corp., Special Class A                                      83,937 **
          900       Interpublic Group of Companies, Inc.                                52,650
          400       King World Productions, Inc.                                        10,500 **
        1,900       McGraw-Hill Companies, Inc.                                        170,881
        4,100       MediaOne Group, Inc.                                               173,481
          900       Meredith Corp.                                                      33,300
        2,600       New York Times Co., Class A                                         73,450
        2,200       Tele-Communications, Inc.                                           92,675 **
        1,500       The Times Mirror Co., Class A                                       83,156
        1,400       Time Warner, Inc.                                                  129,937 **
        1,100       Tribune Co.                                                         63,387
        4,100       Walt Disney Co.                                                    110,444
                                                                                --------------
                      Total Leisure, Entertainment, Photo & Media                    1,375,060
                                                                                --------------

                    RETAIL (4.8%)
        2,000       Consolidated Stores Corp.                                           32,875 **
        3,300       Costco Companies, Inc.                                             187,275 **
        3,800       Dayton Hudson Corp.                                                161,025
          200       Deluxe Corp.                                                         6,475
          800       Dillard's, Inc., Class A                                            24,850 **
        5,175       Gap, Inc.                                                          311,147 **
        3,100       Hasbro, Inc.                                                       108,694
        7,800       Home Depot, Inc.                                                   339,300 **
          550       J.C. Penney Company, Inc.                                           26,125
        1,400       Lowe's Co.                                                          47,163 **
          800       May Department Stores Co.                                           48,800
        2,300       Service Corp. International                                         81,937
          800       Tandy Corp.                                                         39,650
        7,400       TJX Companies, Inc.                                                140,137
        1,100       VF Corp.                                                            45,994
       12,300       Wal-Mart Stores, Inc.                                              848,700 **
                                                                                --------------
                      Total Retail                                                   2,450,147
                                                                                --------------

                    RETAIL - FOOD & DRUG (2.2%)
        1,050       Albertson's, Inc.                                                   58,341
        5,300       American Stores Co.                                                172,581
        3,900       CVS Corp.                                                          178,181 **
        5,600       Kroger Co.                                                         310,800 **
          900       Longs Drugs Stores Corp.                                            35,156
        2,600       Rite Aid Corp.                                                     103,187


** Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO ENHANCED 500 FUND

-----------------------------------

    Number
   of Shares        EQUITY SECURITIES                                            Value
--------------      ------------------                                      ---------------
                    RETAIL - FOOD & DRUG (CONTINUED)
        1,800       Sysco Corp.                                              $       48,487
        4,000       Walgreen Co.                                                    194,750 **
          700       Winn-Dixie Stores, Inc.                                          23,756
                                                                             --------------
                      Total Retail - Food & Drug                                  1,125,239
                                                                             --------------

                    SERVICES - BUSINESS (0.2%)
        2,200       Omnicom Group, Inc.                                             108,763
                                                                             --------------

                    TOTAL CONSUMER STAPLES (Cost: $14,370,804)                   17,416,944
                                                                             --------------

                    CREDIT SENSITIVE (25.8%)
                    BANKS & FINANCIAL SERVICES (12.5%)
        1,700       American Express Co.                                            150,237
        1,913       Associates First Capital Corp., Class A                         134,866
        3,785       Banc One Corp.                                                  184,992
        5,600       Bank of New York Company, Inc.                                  176,750
        9,506       BankAmerica Corp.                                               546,001
        1,600       BankBoston Corp.                                                 58,900
        4,400       BB & T Corp.                                                    157,025
          500       Charles Schwab Corp.                                             23,969 **
        6,200       Chase Manhattan Corp.                                           352,237
        3,900       Cincinnati Financial Corp.                                      145,519
       12,301       Citigroup, Inc.                                                 578,916
        1,800       Comerica, Inc.                                                  116,100
        1,500       Countrywide Credit Industries, Inc.                              64,781
        1,000       Equifax, Inc.                                                    38,687
        6,200       Federal Home Loan Mortgage Corp.                                356,500
        7,150       Federal National Mortgage Association                           506,309
        2,325       Fifth Third Bancorp                                             154,031
        4,162       First Union Corp.                                               241,396
          700       Fleet Financial Group, Inc.                                      27,956
          100       Franklin Resources, Inc.                                          3,781 **
          300       Golden West Financial Corp.                                      27,206
        1,706       Household International, Inc.                                    62,376
        1,870       Huntington Bancshares, Inc.                                      53,762
          550       J.P. Morgan & Company, Inc.                                      51,837
        2,700       KeyCorp                                                          81,844
        1,650       MBNA Corp.                                                       37,641
        2,400       Mellon Bank Corp.                                               144,300
        1,800       Merrill Lynch & Company, Inc.                                   106,650
        1,902       Morgan Stanley Dean Witter & Co.                                123,155
        1,250       National City Corp.                                              80,391
        2,600       Northern Trust Corp.                                            191,750
        4,000       Norwest Corp.                                                   148,750
        2,050       PNC Bank Corp.                                                  102,500

** Non-income producing

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)


                                                                October 31, 1998

    Number
   of Shares        EQUITY SECURITIES                                              Value
--------------      ------------------                                        --------------
                    BANKS & FINANCIAL SERVICES (CONTINUED)
        2,100       Providian Financial Corp.                                 $      166,688  **
        1,400       Republic New York Corp.                                           58,537
        1,500       State Street Corp.                                                93,563
        1,600       Summit Bancorp.                                                   60,700
        2,900       Synovus Financial Corp.                                           67,244
          750       Transamerica Corp.                                                78,000
        5,518       US Bancorp                                                       201,407
          650       Wachovia Corp.                                                    59,069
        4,386       Washington Mutual, Inc.                                          164,201
          600       Wells Fargo & Co.                                                222,000  **
                                                                              --------------
                      Total Banks & Financial Services                             6,402,524
                                                                              --------------

                    INSURANCE (4.2%)
        6,600       Allstate Corp.                                                   284,213
          900       American General Corp.                                            61,650
        5,312       American International Group, Inc.                               452,848  **
        3,900       Aon Corp.                                                        241,800
          850       Chubb Corp.                                                       52,275
        1,200       CIGNA Corp.                                                       87,525
        3,504       Conseco, Inc.                                                    121,545
          700       General Re Corp.                                                 153,781
          700       Hartford Financial Services Group, Inc.                           37,188
        1,900       Jefferson-Pilot Corp.                                            115,425
          650       Lincoln National Corp.                                            49,319
        1,300       MBIA, Inc.                                                        79,462
          400       MGIC Investment Corp.                                             15,600  **
          400       Progressive Corp.                                                 58,900  **
          900       Safeco Corp.                                                      38,981
        2,800       SunAmerica Corp.                                                 197,400
          600       Torchmark Corp.                                                   26,250
         1300       Unum Corp.                                                        57,769
                                                                              --------------
                      Total Insurance                                              2,131,931
                                                                              --------------

                    UTILITIES (9.1%)
        1,300       ALLTEL Corp.                                                      60,856
        3,200       Ameren Corp.                                                     127,800
        7,100       Ameritech Corp.                                                  382,956
        8,650       AT&T Corp.                                                       538,462
        1,700       Baltimore Gas & Electric                                          53,338
        7,430       Bell Atlantic Corp.                                              394,719
        6,500       Bellsouth Corp.                                                  518,781
        1,000       Carolina Power & Light Co.                                        45,875
          200       Central & South West Corp.                                         5,563
        1,300       Cinergy Corp.                                                     44,850
        2,350       Consolidated Edison, Inc.                                        117,794
          100       DTE Energy Co.                                                     4,263

** Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO ENHANCED 500 FUND

-----------------------------------

    Number
   of Shares        EQUITY SECURITIES                                                   Value
---------------     ------------------                                             --------------
                    UTILITIES (CONTINUED)
          600       Duke Energy Corp.                                              $       38,813
        3,900       Edison International                                                  102,863
        5,400       FirstEnergy Corp.                                                     162,000
          900       FPL Group, Inc.                                                        56,306
        8,150       GTE Corp.                                                             478,303
        2,600       Houston Industries, Inc.                                               80,763
        3,000       Northern States Power Co.                                              81,000
        1,500       PacifiCorp                                                             28,594
        5,300       Peco Energy Co.                                                       205,044
          950       Public Service Enterprise Group, Inc.                                  36,100
        7,944       SBC Communications, Inc.                                              367,907
          600       Southern Co.                                                           16,913
        3,700       Sprint Corp.                                                          283,975
          700       Texas Utilities Co.                                                    30,625
        2,500       Unicom Corp.                                                           94,219
       10,000       Williams Companies, Inc.                                              274,375
                                                                                   --------------
                      Total Utilities                                                   4,633,057
                                                                                   --------------

                    TOTAL CREDIT SENSITIVE (Cost: $11,649,645)                         13,167,512
                                                                                   --------------

                    TOTAL EQUITY SECURITIES (COST: $43,604,522) (99.9%)                50,889,150
                                                                                   --------------
   Principal
    Amount          SHORT-TERM INVESTMENT (COST: $42,321) (0.1%)
--------------      --------------------------------------------
$      42,321       Bank of New York Depository Reserve, 4%, due 11/02/98                  42,321
                                                                                   --------------

                    TOTAL INVESTMENTS (COST: $43,646,843) (100%)                       50,931,471

                    EXCESS OF OTHER ASSETS OVER LIABILITIES (0.0%)                          5,026
                                                                                   --------------

                    NET ASSETS (100%)                                              $   50,936,497
                                                                                   ==============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)


TCW GALILEO LARGE CAP GROWTH FUND

                                                                October 31, 1998

SCHEDULE OF INVESTMENTS
-----------------------

        Number of
         Shares     EQUITY SECURITIES                                                                  Value
        ---------   ------------------                                                             -------------
                    CAPITAL GOODS (34.8% OF NET ASSETS)
                    ELECTRICAL EQUIPMENT (6.8%)
           6,100    General Electric Co.                                                           $     533,750
                                                                                                   -------------

                    ELECTRONICS (8.4%)
           3,000    3Com Corp.                                                                           108,188 **
           3,600    Intel Corp.                                                                          321,075
           3,300    Maxim Integrated Products, Inc.                                                      117,769 **
           2,400    XILINX, Inc.                                                                         107,175 **
                                                                                                   -------------
                      Total Electronics                                                                  654,207
                                                                                                   -------------

                    INFORMATION PROCESSING (14.0%)
           1,300    America Online, Inc.                                                                 165,181 **
           2,600    Dell Computer Corp.                                                                  170,625 **
             600    IMS Health, Inc.                                                                      39,900
           4,600    Microsoft Corp.                                                                      487,025 **
           6,000    Siebel Systems, Inc.                                                                 122,625 **
             800    Yahoo!, Inc.                                                                         104,675 **
                                                                                                   -------------
                      Total Information Processing                                                     1,090,031
                                                                                                   -------------

                    POLLUTION CONTROL (0.5%)
           1,200    Ecolab, Inc.                                                                          35,850
                                                                                                   -------------

                    TELECOMMUNICATIONS EQUIPMENT (5.1%)
           2,700    AirTouch Communications, Inc.                                                        151,200 **
           3,950    Cisco Systems, Inc.                                                                  248,850 **
                                                                                                   -------------
                      Total Telecommunications Equipment                                                 400,050
                                                                                                   -------------

                    TOTAL CAPITAL GOODS (Cost: $1,883,616)                                             2,713,888
                                                                                                   -------------

                    CONSUMER STAPLES (52.0%)
                    FOODS, HOTELS & RESTAURANTS (5.7%)
           3,400    Bestfoods                                                                            185,300
           1,200    Hershey Foods Corp.                                                                   81,375
          10,400    Mirage Resorts, Inc.                                                                 176,150 **
                                                                                                   -------------
                      Total Foods, Hotels & Restaurants                                                  442,825
                                                                                                   -------------

** Non-income producing

See accompanying Notes to Financial Statements

TCW GALILEO LARGE CAP GROWTH FUND

-----------------------------------

         Number of
          Shares    EQUITY SECURITIES                                                                   Value
         ---------  -----------------                                                              -------------
                    HEALTHCARE (18.7%)
             600    Amgen, Inc.                                                                    $      47,138 **
           1,200    Bristol-Myers Squibb Co.                                                             132,675
           2,300    Eli Lilly & Co.                                                                      186,156
           2,100    Johnson & Johnson                                                                    171,150
           2,700    Pfizer, Inc.                                                                         289,744
           1,500    Pharmacia & Upjohn, Inc.                                                              79,406
           1,600    Schering-Plough Corp.                                                                164,600
           5,000    Warner-Lambert Co.                                                                   391,875
                                                                                                   -------------
                      Total Healthcare                                                                 1,462,744
                                                                                                   -------------

                    LEISURE, ENTERTAINMENT, PHOTO & MEDIA (10.1%)
           2,100    At Home Corp.                                                                         92,925 **
           3,900    Clear Channel Communications, Inc.                                                   177,694 **
           4,400    Cox Communications, Inc.                                                             241,450 **
           3,200    Tele-Communications, Inc.                                                            121,800 **
           1,700    Time Warner, Inc.                                                                    157,781
                                                                                                   -------------
                      Total Leisure, Entertainment, Photo & Media                                        791,650
                                                                                                   -------------

                    RETAIL (7.4%)
             600    Amazon.com, Inc.                                                                      75,863 **
           3,600    Home Depot, Inc.                                                                     156,600
           5,000    Wal-Mart Stores, Inc.                                                                345,000
                                                                                                   -------------
                      Total Retail                                                                       577,463
                                                                                                   -------------

                    SERVICES - BUSINESS (2.4%)
           6,600    Corporate Express, Inc.                                                               77,138 **
           2,700    Robert Half International, Inc.                                                      108,337 **
                                                                                                   -------------
                      Total Services - Business                                                          185,475
                                                                                                   -------------

                    TOBACCO (7.7%)
          11,700    Philip Morris Companies, Inc.                                                        598,162
                                                                                                   -------------

                    TOTAL CONSUMER STAPLES (Cost: $2,960,124)                                          4,058,319
                                                                                                   -------------

                    CREDIT SENSITIVE (11.6%)
                    FINANCIAL SERVICES (5.0%)
           3,600    Charles Schwab Corp.                                                                 172,575
           3,900    Marsh & McLennan Companies, Inc.                                                     216,450
                                                                                                   -------------
                      Total Financial Services                                                           389,025
                                                                                                   -------------

** Non-income producing

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)


                                                                October 31, 1998

     Number of
      Shares        EQUITY SECURITIES                                                                  Value
   ------------     -----------------                                                              --------------
                    INSURANCE (2.7%)
           1,050    American International Group, Inc.                                             $      89,512
             800    Progressive Corp.                                                                    117,800
                                                                                                   --------------
                      Total Insurance                                                                    207,312
                                                                                                   --------------
                    UTILITIES (3.9%)
           2,600    Bell Atlantic Corp.                                                                  138,125
           2,100    Bellsouth Corp.                                                                      167,606
                                                                                                   --------------
                      Total Utilities                                                                    305,731
                                                                                                   --------------

                    TOTAL CREDIT SENSITIVE (Cost: $730,986)                                              902,068
                                                                                                   --------------

                    TOTAL EQUITY SECURITIES (COST: $5,574,726) (98.4%)                                 7,674,275
                                                                                                   --------------
      Principal
        Amount      SHORT-TERM INVESTMENT (COST: $144,275) (1.8%)
   --------------   ---------------------------------------------
   $     144,275    Bank of New York Depository Reserve, 4%, due 11/02/98                                144,275
                                                                                                   --------------

                    TOTAL INVESTMENTS (COST: $5,719,001) (100.2%)                                      7,818,550

                    LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                                        (18,914)
                                                                                                   --------------

                    NET ASSETS (100.0%)                                                            $   7,799,636
                                                                                                   ==============

See accompanying Notes to Financial Statements.

TCW GALILEO LARGE CAP VALUE FUND


SCHEDULE OF INVESTMENTS
-----------------------

   Number of
    Shares          EQUITY SECURITIES                                          Value
--------------      ------------------                                     --------------
                    BASIC INDUSTRIES (23.2% OF NET ASSETS)
                    CHEMICALS (0.9%)
         530        Dow Chemical Co.                                       $      49,620
         385        Union Carbide Corp.                                           14,823
                                                                           --------------
                      Total Chemicals                                             64,443
                                                                           --------------
                    ENERGY & OIL SERVICES (18.0%)
       1,860        Amoco Corp.                                                  104,393
       4,900        Baker Hughes, Inc.                                           108,106
       1,250        Chevron Corp.                                                101,875
       1,450        Enron Corp.                                                   76,488
       4,710        Exxon Corp.                                                  335,588
       5,950        Halliburton Co.                                              213,828
       1,620        Mobil Corp.                                                  122,613
       4,385        Royal Dutch Petroleum Co. (Netherlands)                      215,961
       1,225        Texaco, Inc.                                                  72,658
                                                                           --------------
                      Total Energy & Oil Services                              1,351,510
                                                                           --------------

                    METALS (1.0%)
         515        Aluminum Company Of America                                   40,813
         665        Phelps Dodge Corp.                                            38,321
                                                                           --------------
                      Total Metals                                                79,134
                                                                           --------------

                    PAPER & FOREST PRODUCTS (3.2%)
         160        Champion International Corp.                                   5,110
       5,430        Fort James Corp.                                             218,897
         305        Weyerhaeuser Co.                                              14,278
                                                                           --------------
                      Total Paper & Forest Products                              238,285
                                                                           --------------

                    TRANSPORTATION (0.1%)
         250        Burlington Northern Santa Fe Corp.                             7,719
                                                                           --------------

                    TOTAL BASIC INDUSTRIES (Cost: $1,638,563)                  1,741,091
                                                                           --------------

                    CAPITAL GOODS (22.7%)
                    AEROSPACE/DEFENSE (9.3%)
       5,160        Boeing Co.                                                   193,500
       4,920        Coltec Industries, Inc.                                       82,103 **
       1,850        Lockheed Martin Corp.                                        206,043
       2,550        Northrop Grumman Corp.                                       203,362
         185        Raytheon Co., Class B                                         10,742
                                                                           --------------
                      Total Aerospace/Defense                                    695,750
                                                                           --------------

** Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)



                                                                October 31, 1998

   Number of
    Shares          EQUITY SECURITIES                                                                   Value
 --------------     -----------------                                                              --------------
                    ELECTRONICS (13.3%)
           7,550    Applied Materials, Inc.                                                        $     261,891 **
             160    Emerson Electric Co.                                                                  10,560
             280    Hewlett Packard Co.                                                                   16,853
             125    Honeywell, Inc.                                                                        9,984
           3,035    Intel Corp.                                                                          270,684
           3,200    Motorola, Inc.                                                                       166,400
           4,145    Texas Instruments, Inc.                                                              265,021
                                                                                                   --------------
                      Total Electronics                                                                1,001,393
                                                                                                   --------------

                    MACHINERY (DIVERSIFIED) (0.1%)
             250    American Standard Co.                                                                  7,984 **
                                                                                                   --------------
                    TOTAL CAPITAL GOODS (Cost: $1,548,133)                                             1,705,127
                                                                                                   --------------

                    CONSUMER CYCLICALS (1.5%)
                    AUTOMOBILES (1.4%)
             305    Chrysler Corp.                                                                        14,678
           1,425    Ford Motor Co.                                                                        77,306
             155    General Motors Corp.                                                                   9,775
                                                                                                   --------------
                      Total Automobiles                                                                  101,759
                                                                                                   --------------

                    PUBLISHING (0.1%)
             150    Tribune Co.                                                                            8,644
                                                                                                   --------------

                    TOTAL CONSUMER CYCLICALS (Cost: $94,269)                                             110,403
                                                                                                   --------------

                    CONSUMER STAPLES (19.7%)
                    FOODS, HOTELS & RESTAURANTS (9.5%)
           2,125    McDonald's Corp.                                                                     142,109
          13,150    Mirage Resorts, Inc.                                                                 222,728
           4,480    PepsiCo, Inc.                                                                        151,200
           4,585    Tricon Global Restaurants, Inc.                                                      199,448 **
                                                                                                   --------------
                      Total Foods, Hotels & Restaurants                                                  715,485
                                                                                                   --------------

                    HEALTHCARE (2.1%)
           2,030    Amgen, Inc.                                                                          159,482 **
                                                                                                   --------------

                    LEISURE, ENTERTAINMENT, PHOTO & MEDIA (2.8%)
             275    Brunswick Corp.                                                                        5,345
           2,180    Time Warner, Inc.                                                                    202,331
                                                                                                   --------------
                      Total Leisure, Entertainment, Photo & Media                                        207,676
                                                                                                   --------------

** Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO LARGE CAP VALUE FUND

-----------------------------------

   Number of
    Shares          EQUITY SECURITIES                                                                    Value
--------------      ------------------                                                             ---------------
                    RETAIL (5.3%)
     3,200          Albertson's, Inc.                                                              $     177,800
       400          Fred Meyer, Inc.                                                                      21,325 **
     8,280          Supervalu, Inc.                                                                      198,720
                                                                                                   ---------------
                      Total Retail                                                                       397,845
                                                                                                   ---------------

                    TOTAL CONSUMER STAPLES (Cost: $1,350,686)                                          1,480,488
                                                                                                   ---------------

                    CREDIT SENSITIVE (26.3%)
                    BANKS & FINANCIAL SERVICES (18.4%)
     2,225          Associates First Capital Corp., Class A                                              156,863
       530          Bank One Corp.                                                                        25,904
     2,670          BankAmerica Corp.                                                                    153,358
     4,262          Citigroup, Inc.                                                                      200,580
       720          Federal Home Loan Mortgage Corp.                                                      41,400
       895          Federal National Mortgage Association                                                 63,377
       685          Golden West Financial Corp.                                                           62,121
     1,150          J.P. Morgan & Company, Inc.                                                          108,388
     1,357          Marsh & McLennan Companies, Inc.                                                      75,315
     2,175          Merrill Lynch & Company, Inc.                                                        128,869
     1,885          Morgan Stanley Dean Witter & Co.                                                     122,053
       342          Washington Mutual, Inc.                                                               12,803
       620          Wells Fargo & Co.                                                                    229,400
                                                                                                   ---------------
                      Total Banks & Financial Services                                                 1,380,431
                                                                                                   ---------------

                    INSURANCE (2.8%)
       780          Allstate Corp.                                                                        33,589
     1,200          Progressive Corp.                                                                    176,700
                                                                                                   ---------------
                      Total Insurance                                                                    210,289
                                                                                                   ---------------

                    UTILITIES (5.1%)
       230          American Electric Power Co., Inc.                                                     11,255
       370          Ameritech Corp.                                                                       19,956
       330          AT&T Corp.                                                                            20,542
       680          Bell Atlantic Corp.                                                                   36,125
     1,180          Bellsouth Corp.                                                                       94,179
       640          Consolidated Edison, Inc.                                                             32,080
       520          Duke Energy Corp.                                                                     33,638

**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)


                                                                October 31, 1998

   Number of
    Shares          EQUITY SECURITIES                                                                    Value
--------------      -----------------                                                              --------------
                    UTILITIES (CONTINUED)
       360          Southern Co.                                                                   $      10,148
     1,440          Sprint Corp.                                                                         110,520
       285          Utilicorp United, Inc.                                                                10,242
                                                                                                   --------------
                      Total Utilities                                                                    378,685
                                                                                                   --------------

                    TOTAL CREDIT SENSITIVE (Cost: $1,978,240)                                          1,969,405
                                                                                                   --------------

                    TOTAL EQUITY SECURITIES (COST: $6,609,891) (93.4%)                                 7,006,514
                                                                                                   --------------

    Principal
     Amount         SHORT-TERM INVESTMENT (COST: $511,046) (6.8%)
----------------    ---------------------------------------------
$    511,046        Bank of New York Depository Reserve, 4%, due 11/02/98                                511,046
                                                                                                   --------------
                    TOTAL INVESTMENTS (COST: $7,120,937) (100.2%)                                      7,517,560

                    LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                                        (12,829)
                                                                                                   --------------

                    NET ASSETS (100%)                                                              $   7,504,731
                                                                                                   ==============

**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO MID-CAP GROWTH FUND


SCHEDULE OF INVESTMENTS
-----------------------

   Number of
    Shares          EQUITY SECURITIES                                               Value
-------------       ------------------                                         -------------
                    CAPITAL GOODS (33.2% OF NET ASSETS)
                    COMPUTER SOFTWARE & SERVICES (3.4%)
        72,400      Cerner Corp.                                               $   1,619,950 **
        42,000      VeriSign, Inc.                                                 1,288,875 **
                                                                               -------------
                      Total Computer Software & Services                           2,908,825
                                                                               -------------

                    ELECTRONICS (8.9%)
        57,700      Global Crossing, Ltd.                                          1,658,875 **
        78,800      Maxim Integrated Products, Inc.                                2,812,175 **
        96,300      Pairgain Technologies, Inc.                                      791,466 **
        51,600      XILINX, Inc.                                                   2,304,263 **
                                                                               -------------
                      Total Electronics                                            7,566,779
                                                                               -------------

                    INFORMATION PROCESSING (18.2%)
        43,500      Alteria Corp.                                                  1,810,687 **
        45,900      Documentum, Inc.                                               1,560,600 **
        33,100      GeoCities                                                        974,381 **
        57,800      Microchip Technology, Inc.                                     1,564,213 **
       155,700      Siebel Systems, Inc.                                           3,182,119 **
        48,400      Yahoo!, Inc.                                                   6,332,837 **
                                                                               -------------
                      Total Information Processing                                15,424,837
                                                                               -------------

                    MACHINERY (2.7%)
       102,800      American Tower Corp.                                           2,248,750 **
                                                                               -------------

                    TOTAL CAPITAL GOODS (Cost: $21,079,480)                       28,149,191
                                                                               -------------

                    CONSUMER STAPLES (58.3%)
                    DRUGS & HOSPITAL SUPPLIES (1.9%)
        72,200      Safeskin Corp.                                                 1,597,425 **
                                                                               -------------

                    HEALTHCARE (4.2%)
        22,900      Biogen, Inc.                                                   1,591,550 **
       110,325      Health Management Associates, Inc., Class A                    1,965,164 **
                                                                               -------------
                      Total Healthcare                                             3,556,714
                                                                               -------------

** Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)


                                                                OCTOBER 31, 1998

    Number
   of Shares        EQUITY SECURITIES                                               Value
--------------      ------------------                                          -------------
                    LEISURE, ENTERTAINMENT, PHOTO & MEDIA (15.6%)
        51,200      At Home Corp.                                               $   2,265,600 **
        26,500      Broadcast.Com, Inc.                                             1,321,688 **
        82,400      Cablevision Systems Corp.                                       3,975,800 **
        85,800      Clear Channel Communications, Inc.                              3,909,263 **
        17,300      Playboy Enterprises, Inc.                                         248,688 **
        56,000      TCA Cable TV, Inc.                                              1,550,500
                                                                                -------------
                      Total Leisure, Entertainment, Photo & Media                  13,271,539
                                                                                -------------

                    RETAIL (17.1%)
        36,500      Amazon.com, Inc.                                                4,614,969 **
        83,200      Bed, Bath & Beyond, Inc.                                        2,293,200 **
        83,100      Best Buy Company, Inc.                                          3,988,800 **
        28,100      Ebay, Inc.                                                      2,335,812 **
       180,200      Petsmart, Inc.                                                  1,295,187 **
                                                                                -------------
                      Total Retail                                                 14,527,968 **
                                                                                -------------

                    SERVICES-BUSINESS (19.5%)
        46,562      Apollo Group, Inc., Class A                                     1,495,804 **
       157,600      Corporate Express, Inc.                                         1,841,950 **
       119,600      Outdoor Systems, Inc.                                           2,638,675 **
        81,775      Paychex, Inc.                                                   4,068,306
        61,950      Robert Half International, Inc.                                 2,485,744 **
       132,900      Romac International, Inc.                                       2,325,750 **
        83,800      Whittman-Hart, Inc.                                             1,665,525 **
                                                                                -------------
                      Total Services-Business                                      16,521,754
                                                                                -------------

                    TOTAL CONSUMER STAPLES (Cost: $30,079,704)                     49,475,400
                                                                                -------------

                    CREDIT SENSITIVE (5.5%)
                    BANKS &FINANCIAL SERVICES (4.0%)
        38,900      Hartford Life, Inc.                                             1,799,125
         8,300      Trammell Crow Co.                                                 179,487 **
        40,900      T. Rowe Price Associates                                        1,454,506
                                                                                -------------
                      Total Banks & Financial Services                              3,433,118
                                                                                -------------

** Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO MID-CAP GROWTH FUND

-----------------------------------

   Number of
    Shares          EQUITY SECURITIES                                                   Value
--------------      ------------------                                              -------------
                    TELECOMMUNICATIONS (1.5%)
        56,500      MetroNet Communications Corp. (Canada)                          $   1,299,500 **
                                                                                    -------------

                    TOTAL CREDIT SENSITIVE (Cost: $4,095,953)                           4,732,618
                                                                                    -------------

                    TOTAL EQUITY SECURITIES (COST: $55,255,137) (97.0%)                82,357,209
                                                                                    -------------
   Principal
    Amount          SHORT-TERM INVESTMENT (COST: $3,060,149) (3.6%)
--------------      -----------------------------------------------
$    3,060,149      Bank of New York Depository Reserve, 4%, due 11/02/98               3,060,149
                                                                                    -------------

                    TOTAL INVESTMENTS (COST:  $58,315,286) (100.6%)                    85,417,358

                    LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)                        (513,739)
                                                                                    -------------

                    NET ASSETS (100.0%)                                             $  84,903,619
                                                                                    =============

** Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)


TCW GALILEO SMALL CAP GROWTH FUND

                                                                October 31, 1998

SCHEDULE OF INVESTMENTS
-----------------------

  Number of
  Shares or
   Warrants         EQUITY SECURITIES                                                         Value
-------------       -----------------                                                     --------------
                    BASIC INDUSTRIES (COST: $676,496) (0.5% OF NET ASSETS)
                    TRANSPORTATION (0.5%)
       26,200       Atlantic Coast Airlines Holdings, Inc.                                $     628,800 **
                                                                                          --------------

                    CAPITAL GOODS (42.6%)
                    COMPUTER SOFTWARE & SERVICES (12.5%)
       68,200       Applied Graphics Technologies, Inc.                                         814,138 **
       54,600       Aspect Development, Inc.                                                  1,725,019 **
       19,400       Brio Technology, Inc.                                                       160,050 **
       33,300       Cerner Corp.                                                                745,088 **
       77,500       Ciber, Inc.                                                               1,520,938 **
       20,600       Engineering Animation, Inc.                                                 902,537 **
       43,700       Exodus Communications, Inc.                                               1,387,474 **
       26,500       International Network Services                                            1,126,250 **
       73,500       Legato Systems, Inc.                                                      2,875,687 **
       13,700       Mercury Interactive Corp.                                                   568,550 **
          100       ModaCAD, Inc.                                                                 1,400 **
       42,100       New Era of Networks, Inc.                                                 2,073,425 **
       21,000       VeriSign, Inc.                                                              644,437 **
                                                                                          --------------
                      Total Computer Software & Services                                     14,544,993
                                                                                          --------------

                    ELECTRONICS (6.1%)
        3,384       American Satellite Network, Inc., Warrants, expire 06/30/99                       3 **
        1,000       ATMI, Inc.                                                                   13,750 **
        2,400       Concord Communications, Inc.                                                 89,100 **
       32,600       Level One Communications, Inc.                                              857,785 **
       72,600       Maxim Integrated Products, Inc.                                           2,590,912 **
       21,800       Micrel, Inc.                                                                716,675 **
       40,700       MIPS Technologies, Inc.                                                     941,188 **
       34,400       Semtech Corp.                                                               819,150 **
       37,100       SIPEX Corp.                                                               1,029,525 **
                                                                                          --------------
                      Total Electronics                                                       7,058,088
                                                                                          --------------

                    INFORMATION PROCESSING (23.5%)
       98,850       Citrix Systems, Inc.                                                      7,005,994 **
       57,300       Documentum, Inc.                                                          1,948,200 **
       40,000       Genesys Telecommunications Laboratories, Inc.                             1,050,000 **
       90,800       GeoTel Communications Corp.                                               2,360,800 **
       45,000       HNC Software, Inc.                                                        1,513,125 **
       53,900       International Integration, Inc.                                             808,500 **
       32,100       Lycos, Inc.                                                               1,304,062 **
       46,800       Macromedia, Inc.                                                            936,000 **
       54,400       Micromuse, Inc.                                                             928,200 **
       13,400       Network Appliance, Inc.                                                     733,650 **

**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO SMALL CAP GROWTH FUND

-----------------------------------

   Number of
    Shares          EQUITY SECURITIES                                                    Value
--------------      -----------------                                               ---------------
                    INFORMATION PROCESSING (CONTINUED)
       75,018       Saville Systems, PLC (ADR) (Ireland)                            $   1,265,929 **
       78,000       Siebel Systems, Inc.                                                1,594,125 **
       36,900       Software.Net Corp.                                                    341,325 **
       41,700       Yahoo!, Inc.                                                        5,456,184 **
                                                                                    --------------
                      Total Information Processing                                     27,246,094
                                                                                    --------------

                    POLLUTION CONTROL (0.5%)
       30,600       Tetra Tech, Inc.                                                      621,563 **
                                                                                    --------------

                    TOTAL CAPITAL GOODS (Cost: $28,178,557)                            49,470,738
                                                                                    --------------

                    CONSUMER STAPLES (45.1%)
                    DRUGS & HOSPITAL SUPPLY (1.4%)
       71,000       Safeskin Corp.                                                      1,570,875 **
                                                                                    --------------

                    HEALTHCARE (8.2%)
       17,500       Balance Bar Co.                                                       170,625 **
      153,200       Dendrite International, Inc.                                        3,159,750 **
       69,300       Diametrics Medical, Inc.                                              246,881 **
       64,300       Hanger Orthopedic Group, Inc.                                       1,269,925 **
       23,800       IMPATH, Inc.                                                          728,875 **
       88,200       Ocular Sciences, Inc.                                               2,216,025 **
       84,700       QuadraMed Corp.                                                     1,736,350 **
                                                                                    --------------
                      Total Healthcare                                                  9,528,431
                                                                                    --------------

                    LEISURE, ENTERTAINMENT, PHOTO & MEDIA (10.0%)
       12,300       Broadcast.com, Inc.                                                   613,463 **
       77,200       Clear Channel Communications, Inc.                                  3,517,425 **
       62,800       Gemstar International Group, Ltd.                                   3,430,450 **
       62,900       Hollywood Entertainment Corp.                                         959,225 **
       24,700       SFX Entertainment, Inc.                                               781,138 **
       47,400       Snyder Communications, Inc.                                         1,691,587 **
       36,200       Westwood One, Inc.                                                    651,600 **
                                                                                    --------------
                      Total Leisure, Entertainment, Photo & Media                      11,644,888
                                                                                    --------------

                    RETAIL (7.3%)
       25,300       AnnTaylor Stores, Inc.                                                733,700 **
       77,000       Bed, Bath & Beyond, Inc.                                            2,122,313 **
       40,000       Cost Plus, Inc.                                                     1,200,000 **
       30,525       Dollar Tree Stores, Inc.                                            1,177,120 **
       50,300       Guitar Center, Inc.                                                   861,388 **
       46,850       Just for Feet, Inc.                                                   793,522 **

**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)

                                                                October 31, 1998

   Number of
    Shares          EQUITY SECURITIES                                                                   Value
--------------      -----------------                                                              ----------------
                    RETAIL (CONTINUED)
       14,700       Linens 'N Things, Inc.                                                         $     454,781 **
       11,100       Men's Wearhouse, Inc.                                                                269,175 **
       79,900       Petsmart, Inc.                                                                       574,281 **
       15,000       Restoration Hardware, Inc.                                                           301,875 **
                                                                                                   --------------
                      Total Retail                                                                     8,488,155
                                                                                                   --------------

                    SERVICES - BUSINESS (18.2%)
       74,200       Administaff, Inc.                                                                  2,434,688 **
       49,492       CSG Systems International, Inc.                                                    2,697,314 **
       22,800       ECsoft Group PLC (ADR) (United Kingdom)                                              501,600 **
       45,100       Envoy Corp.                                                                        1,330,450 **
       19,500       Ha Lo Industries, Inc.                                                               550,875 **
        2,200       ICON PLC (ADR) (United Kingdom)                                                       61,600 **
       71,500       MAXIMUS, Inc.                                                                      2,073,500 **
      171,225       Outdoor Systems, Inc.                                                              3,777,652 **
       45,300       Pegasus Systems, Inc.                                                                787,087 **
        4,200       ProBusiness Services, Inc.                                                           153,562 **
       52,050       Robert Half International, Inc.                                                    2,088,506 **
      102,000       Romac International, Inc.                                                          1,785,000 **
       27,400       Steiner Leisure, Ltd.                                                                667,875 **
        2,300       Superior Consultant Holdings Corp.                                                    85,100 **
        9,000       TMP Worldwide, Inc.                                                                  270,000 **
       90,400       Whittman-Hart, Inc.                                                                1,796,700 **
                                                                                                   --------------
                      Total Services - Business                                                       21,061,509
                                                                                                   --------------

                    TOTAL CONSUMER STAPLES (Cost: $33,724,821)                                        52,293,858
                                                                                                   --------------

                    CREDIT SENSITIVE (2.3%)
                    BANKS & FINANCIAL SERVICES (1.7%)
        3,750       Bank of Granite Corp.                                                                125,625
       17,200       Healthcare Financial Partners, Inc.                                                  526,750 **
       64,100       Trammell Crow Co.                                                                  1,386,162 **
                                                                                                   --------------
                    Total Banks & Financial Services                                                   2,038,537
                                                                                                   --------------

                    TELECOMMUNICATIONS (0.6%)
       29,000       MetroNet Communications Corp. (Canada)                                               667,000 **
                                                                                                   --------------

                    TOTAL CREDIT SENSITIVE (Cost: $3,105,047)                                          2,705,537
                                                                                                   --------------

                    TOTAL EQUITY SECURITIES (COST: $65,684,921) (90.5%)                              105,098,933
                                                                                                   --------------

**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO SMALL CAP GROWTH FUND

-----------------------------------

   Principal
    Amount          OTHER INVESTMENTS                                                        Value
--------------      -----------------                                                  ----------------
                    SHORT-TERM INVESTMENT (COST: $9,722,185) (8.4%)
                    -----------------------------------------------
$   9,722,185       Bank of New York Depository Reserve, 4%, due 11/02/98              $   9,722,185
                                                                                       ----------------

                    TOTAL INVESTMENTS (COST: $75,407,106) (98.9%)                        114,821,118

                    EXCESS OF OTHER ASSETS OVER LIABILITIES (1.1%)                         1,229,360
                                                                                       ----------------

                    NET ASSETS (100.0%)                                                $ 116,050,478
                                                                                       ================

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)

TCW GALILEO VALUE OPPORTUNITIES FUND

                                                                October 31, 1998

SCHEDULE OF INVESTMENTS
-----------------------

    Number
   of Shares        EQUITY SECURITIES                                                                   Value
---------------     -----------------                                                              ---------------
                    BASIC INDUSTRIES (16.7% OF NET ASSETS)
                    CHEMICALS (6.8%)
       15,800       Crompton & Knowles Corp.                                                       $     253,787 **
       13,600       Cytec Industries, Inc.                                                               326,400 **
       13,000       Ferro Corp.                                                                          331,500
       17,600       Mallinckrodt, Inc.                                                                   501,600
       17,600       Raychem Corp.                                                                        537,900
                                                                                                   -------------
                      Total Chemicals                                                                  1,951,187
                                                                                                   -------------

                    CONSTRUCTION (1.6%)
       35,000       Johns Manville Corp.                                                                 459,375
                                                                                                   -------------

                    ENERGY & OIL SERVICES (5.6%)
       20,000       Devon Energy Corp.                                                                   677,500
       50,600       Pride International, Inc.                                                            588,225 **
       15,300       Talisman Energy, Inc.                                                                336,600 **
                                                                                                   -------------
                      Total Energy & Oil Services                                                      1,602,325
                                                                                                   -------------

                    METALS (1.6%)
       22,500       Allegheny Teledyne, Inc.                                                             462,656
                                                                                                   -------------
                    PAPER & FOREST PRODUCTS (1.1%)
       17,054       Albany International Corp., Class A                                                  311,236
                                                                                                   -------------

                    TOTAL BASIC INDUSTRIES (Cost: $5,168,803)                                          4,786,779
                                                                                                   -------------

                    CAPITAL GOODS (36.0%)
                    ELECTRONICS (18.3%)
       25,800       Anixter International, Inc.                                                          398,288 **
       80,600       Commscope, Inc.                                                                    1,123,362 **
       63,000       Cypress Semiconductor Corp.                                                          700,875 **
       10,000       EG & G, Inc.                                                                         251,250
       11,000       General Instrument Corp.                                                             282,563 **
       49,500       International Rectifier Corp.                                                        445,500 **
       28,500       KLA-Tencor Corp.                                                                   1,050,937 **
       13,000       Teradyne, Inc.                                                                       422,500 **
       37,700       Vishay Intertechnology, Inc.                                                         570,213 **
                                                                                                   -------------
                      Total Electronics                                                                5,245,488
                                                                                                   -------------

** Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO VALUE OPPORTUNITIES FUND

-----------------------------------

    Number
   of Shares      EQUITY SECURITIES                                                                   Value
--------------    ------------------                                                              --------------
                  INFORMATION PROCESSING (14.8%)
       24,000     Adaptec, Inc.                                                                    $     388,500 **
       41,500     Data General Corp.                                                                     705,500 **
       52,000     Mentor Graphics Corp.                                                                  419,250 **
       13,000     NCR Corp.                                                                              437,125 **
       91,000     Read Rite Corp.                                                                        978,250 **
       16,000     The Learning Company, Inc.                                                             413,000 **
       16,200     Wang Laboratories, Inc.                                                                346,275**
       52,800     Western Digital Corp.                                                                  554,400 **
                                                                                                   -------------
                    Total Information Processing                                                       4,242,300
                                                                                                   -------------

                  MANUFACTURING (2.9%)
        9,000     ITT Industries, Inc.                                                                   321,750
       19,800     Millipore Corp.                                                                        487,575
                                                                                                   -------------
                    Total Manufacturing                                                                  809,325
                                                                                                   -------------

                  TOTAL CAPITAL GOODS (Cost: $10,568,926)                                             10,297,113
                                                                                                   -------------

                  CONSUMER STAPLES (33.9%)
                  FOOD, HOTELS, & RESTAURANTS (5.6%)
        7,000     Corn Products International, Inc.                                                      199,500
       16,100     Interstate Bakeries Corp.                                                              403,506
       13,500     Mirage Resorts, Inc.                                                                   228,656 **
       40,900     Vlastic Foods International, Inc.                                                      764,319 **
                                                                                                   -------------
                    Total Foods, Hotels, & Restaurants                                                 1,595,981
                                                                                                   -------------

                  HEALTHCARE (1.3%)
        5,500     Beckman Coulter, Inc.                                                                  258,500
       19,000     Beverly Enterprises, Inc.                                                              128,250 **
                                                                                                   -------------
                    Total Healthcare                                                                     386,750
                                                                                                   -------------

                  LEISURE, ENTERTAINMENT, PHOTO & MEDIA (10.6%)
       16,000     Banta Corp.                                                                            398,000
       24,000     Houghton Mifflin Co.                                                                   936,000
       45,400     King World Productions, Inc.                                                         1,191,750 **
       23,000     Reader's Digest Association, Inc., Class A                                             500,250
                                                                                                   -------------
                    Total Leisure, Entertainment, Photo & Media                                        3,026,000
                                                                                                   -------------

** Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)


                                                                October 31, 1998

    Number
   of Shares        EQUITY SECURITIES                                                                   Value
--------------      -----------------                                                              --------------
                    RETAIL (10.8%)
       20,000       General Nutrition Companies, Inc.                                              $     291,250 **
       54,700       Heilig-Meyers Co.                                                                    420,506
       32,000       Jones Apparel Group, Inc.                                                            552,000 **
       40,000       Pep Boys-Manny, Moe, and Jack, Inc.                                                  625,000
       30,700       Reebok International, Ltd.                                                           510,388 **
       13,000       R.H. Donnelley Corp.                                                                 182,000
       19,900       Venator Group, Inc.                                                                  167,906 **
       13,500       Warnaco Group, Inc., Class A                                                         345,094
                                                                                                   -------------
                      Total Retail                                                                     3,094,144
                                                                                                   -------------

                    SERVICES - BUSINESS (5.6%)
       14,000       Dunn & Bradstreet Corp.                                                              397,250
        7,500       H & R Block, Inc.                                                                    336,094
       94,800       Olsten Corp.                                                                         870,975
                                                                                                   -------------
                      Total Services - Business                                                        1,604,319
                                                                                                   -------------

                    TOTAL CONSUMER STAPLES (Cost: $10,957,792)                                         9,707,194
                                                                                                   -------------


                    CREDIT SENSITIVE (8.9%)
                    FINANCIAL SERVICES, BUILDING & REAL ESTATE (5.3%)
       11,000       Gatx Corp.                                                                           379,500
       33,900       New Plan Excel Realty Trust, Inc.                                                    771,225
       12,000       Simon Debartolo Group, Inc.                                                          359,250
                                                                                                   -------------
                      Total Financial Services, Building & Real Estate                                 1,509,975
                                                                                                   -------------

                    INSURANCE (3.6%)
       10,500       American Financial Group, Inc.                                                       368,156
        8,000       NAC Re Corp.                                                                         387,500
       15,000       Old Republic International Corp.                                                     285,000
                                                                                                   -------------
                      Total Insurance                                                                  1,040,656
                                                                                                   -------------

                    TOTAL CREDIT SENSITIVE (Cost: $2,563,187)                                          2,550,631
                                                                                                   -------------

                    TOTAL EQUITY SECURITIES (COST: $29,258,708) (95.5%)                               27,341,717
                                                                                                   -------------

** Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO VALUE OPPORTUNITIES FUND

-----------------------------------

   Principal
     Amount         OTHER INVESTMENT                                                                   Value
--------------      -----------------                                                              -------------
                    SHORT-TERM INVESTMENT (COST: $1,329,494) (4.6%)
                    -----------------------------------------------
$   1,329,494       Bank of New York Depository Reserve, 4%, due 11/02/98                          $   1,329,494
                                                                                                   -------------

                    TOTAL INVESTMENTS (COST: $30,588,202) (100.1%)                                    28,671,211

                    LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                                        (37,248)
                                                                                                   -------------

                    NET ASSETS (100%)                                                              $  28,633,963
                                                                                                   =============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)


                                                     Dollar Amounts in Thousands
                                                      (Except per Share Amounts)


                                                                October 31, 1998


STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------

                                                                     TCW GALILEO                  TCW GALILEO
                                                               CONVERTIBLE SECURITIES            CORE EQUITIES
                                                                        FUND                         FUND
                                                               -----------------------          ----------------
ASSETS

   Investments, at Value /(1)/                                    $         27,324             $       185,010
   Receivable for Fund Shares Sold                                               -                          26
   Receivable for Securities Sold                                               41                           -
   Accrued Interest and Dividends
     Receivable                                                                231                          36
   Deferred Organization Costs                                                   2                           -
                                                                  ----------------             ---------------
         Total Assets                                                       27,598                     185,072
                                                                  ----------------             ---------------

LIABILITIES

   Payables for Fund Shares Redeemed                                             1                          35
   Payable for Securities Purchased                                            156                           -
   Management Fees and Other Accrued Expenses                                   53                         172
                                                                  ----------------             ---------------
         Total Liabilities                                                     210                         207
                                                                  ----------------             ---------------
NET ASSETS                                                        $         27,388             $       184,865
                                                                  ================             ===============

NET ASSETS CONSIST OF:

   Paid-in Capital                                                $         23,724             $        81,673
   Undistributed Net Realized Gain on Investments                            3,184                      62,038
   Unrealized Appreciation on Investments                                      583                      41,204
   Undistributed (Overdistributed) Net Investment Income                      (103)                          -
   Net Investment (Loss)                                                         -                         (50)
                                                                  ----------------             ---------------
NET ASSETS                                                        $         27,388             $       184,865
                                                                  ================             ===============
CAPITAL SHARES OUTSTANDING                                               2,599,728                  10,946,641
                                                                  ================             ===============
NET ASSET VALUE PER SHARE                                         $          10.53             $         16.89
                                                                  ================             ===============

(1) The identified cost for the TCW Galileo Convertible Securities Fund, and the TCW Galileo Core Equities Fund, at October 31, 1998, was $26,741, and $143,806, respectively.

See accompanying Notes to Financial Statements.

------------------------------------------------

                                                                     TCW GALILEO                  TCW GALILEO
                                                                  EARNINGS MOMENTUM              ENHANCED 500
                                                                        FUND                         FUND
                                                                  -----------------              ------------
ASSETS

   Investments, at Value /(1)/                                        $     32,375               $      50,931
   Receivables for Fund Shares Sold                                              -                           -
   Receivables for Securities Sold                                               -                           -
   Accrued Interest and Dividends
     Receivable                                                                  6                          49
   Deferred Organization Costs                                                   -                           -
                                                                      ------------               -------------
         Total Assets                                                       32,381                      50,980
                                                                      ------------               -------------

LIABILITIES

   Payable for Fund Shares Redeemed                                              -                           -
   Payables for Securities Purchased                                             -                           -
   Management Fees and Other Accrued Expenses                                   82                          44
                                                                      ------------               -------------
         Total Liabilities                                                      82                          44
                                                                      ------------               -------------
NET ASSETS                                                            $     32,299               $      50,936
                                                                      ============               =============

NET ASSETS CONSIST OF:

   Paid-in Capital                                                    $     19,681               $      41,326
   Undistributed Net Realized Gain (Loss) on Investments                     6,090                       2,138
   Unrealized Appreciation (Depreciation) on Investments                     8,748                       7,285
   Undistributed (Overdistributed) Net Investment Income                         -                         187
   Net Investment (Loss)                                                    (2,220)                          -
                                                                      ------------               -------------

NET ASSETS                                                            $     32,299               $      50,936
                                                                      ============               =============
CAPITAL SHARES OUTSTANDING                                               3,057,474                   5,054,017
                                                                      ============               =============
NET ASSET VALUE PER SHARE                                             $      10.56               $       10.08
                                                                      ============               =============

(1) The identified cost for the TCW Galileo Earnings Momentum Fund, the TCW Galileo Enhanced 500 Fund, The TCW Galileo Large Cap Growth Fund, the TCW Galileo Large Cap Value Fund, the TCW Galileo Mid-Cap Growth Fund, the TCW Galileo Small Cap Growth Fund, and the TCW Galileo Value Opportunities Fund at October 31, 1998, was $23,627, $43,646, $5,719, $7,121, $58,315, $75,407
    and $30,588, respectively.

See accompany Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)

                                                     Dollar Amounts in Thousands
                                                      (Except per Share Amounts)

                                                                October 31, 1998

   TCW GALILEO         TCW GALILEO       TCW GALILEO        TCW GALILEO           TCW GALILEO
LARGE CAP GROWTH    LARGE CAP VALUE     MID-CAP GROWTH    SMALL CAP GROWTH     VALUE OPPORTUNITIES
     FUND                 FUND               FUND              FUND                   FUND
----------------    ---------------     --------------   -----------------     -------------------
$         7,819         $  7,518        $     85,417      $     114,821           $      28,671
              -                -                   -                  3                      17
              -                -                 408              1,870                       -

              4                6                  18                 35                      10
              -                -                   1                  1                       4
----------------    ---------------     --------------   -----------------     -------------------
          7,823            7,524              85,844            116,730                  28,702
----------------    ---------------     --------------   -----------------     -------------------

              -                -                   -                   5                       -
              -                -                 819                 527                       -
             23               19                 121                 148                      68
----------------    ---------------     --------------   -----------------     -------------------
             23               19                 940                 680                      68
----------------    ---------------     --------------   -----------------     -------------------
$         7,800         $  7,505        $     84,904         $   116,050           $      28,634
================    ===============     ==============   =================     ===================


$         5,251         $  7,358        $     44,900          $   76,892           $      31,157
            451             (286)             15,144               3,482                    (581)
          2,100              397              27,102              39,414                  (1,917)
              -               36                   -                   -                     (25)
             (2)               -              (2,242)             (3,738)                      -
----------------    --------------      --------------   -----------------     -------------------

$         7,800         $  7,505        $     84,904          $  116,050           $      28,634
================    ==============      ==============   ================      ===================
        697,882          741,625           7,479,706           7,044,015               3,099,451
================    ==============      ==============   ================      ===================
$         11.18         $  10.12        $      11.35          $    16.48            $        9.24
================    ==============      ==============   ================      ===================

STATEMENTS OF OPERATIONS
------------------------

                                                                     TCW GALILEO                  TCW GALILEO
                                                               CONVERTIBLE SECURITIES            CORE EQUITIES
                                                                        FUND                         FUND
                                                               ----------------------          ---------------
INVESTMENT INCOME
   Income:
     Dividends                                                    $            498             $           986
     Interest                                                                  891                         119
                                                                ---------------------          ---------------
         Total                                                               1,389                       1,105


   Expenses:
     Management Fees                                                           237                       1,150
     Accounting Service Fees                                                    35                          35
     Custodian Fees                                                             14                          19
     Transfer Agent Fees                                                        20                          42
     Registration Fees                                                          26                          29
     Directors' Fees and Expenses                                                6                           6
     Audit and Tax Fees                                                         21                          23
     Amortization of Deferred Organization Costs                                 1                           3
     Other                                                                       7                          13
                                                                ---------------------          ---------------
   Total Expenses                                                              367                       1,320

   Less Expenses Borne by Investment Advisor                                    35                           -
                                                                ---------------------          ---------------
   Net Expenses                                                                332                       1,320
                                                                ---------------------          ---------------
   Net Investment Income (Loss)                                              1,057                        (215)
                                                                ---------------------          ---------------


NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS

   Net Realized Gain (Loss) on Investments During the Period                 2,821                      40,589
   Change in Unrealized Appreciation (Depreciation)
    on Investments During the Period                                        (2,652)                     (9,408)
                                                                ---------------------          ---------------
   Net Realized and Unrealized Gain (Loss) on Investments
    During the Period                                                          169                      31,181
                                                                ---------------------          ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                                  $          1,226             $        30,966
                                                                =====================          ===============

(1) For the period June 3, 1998 (commencement of operations) through October 31, 1998.

See acompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)

                                                     Dollar Amounts in Thousands
                                                     Year Ended October 31, 1998

        TCW GALILEO           TCW GALILEO           TCW GALILEO           TCW GALILEO            TCW GALILEO
     EARNINGS MOMENTUM       ENHANCED 500        LARGE CAP GROWTH       LARGE CAP VALUE        MID-CAP GROWTH
           FUND                FUND/(1)/             FUND/(1)/             FUND/(1)/                FUND
     -----------------       ------------        ----------------       ---------------        --------------
     $          73           $       285           $         24            $       48            $      117
                27                     1                      2                     7                    29
     -------------           -----------           ------------            ----------            ----------
               100                   286                     26                    55                   146
     -------------           -----------           ------------            ----------            ----------


               594                    52                     17                    19                 1,002
                35                    15                     15                    15                    35
                24                    11                      1                     4                    25
                33                     8                      5                     5                    37
                26                    22                     22                    24                    25
                 6                     2                      2                     2                     6
                21                    11                     11                    11                    22
                 1                     -                      -                     -                     1
                10                     8                      5                     6                    20
     -------------           -----------           ------------            ----------            ----------
               750                   129                     78                    86                 1,173
                 -                    30                     50                    67                     -
     -------------           -----------           ------------            ----------            ----------
               750                    99                     28                    19                 1,173
     -------------           -----------           ------------            ----------            ----------
              (650)                  187                     (2)                   36                (1,027)
     -------------           -----------           ------------            ----------            ----------





             4,544                 2,138                    451                  (286)               26,267

           (11,629)               (2,421)                   345                   159                (5,470)
     -------------           -----------           ------------            ----------            ----------

            (7,085)                 (283)                   796                  (127)               20,797
     -------------           -----------           ------------            ----------            ----------
     $      (7,735)          $       (96)          $        794            $      (91)           $   19,770
     =============           ===========           ============            ==========            ==========

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)



                                                     Dollar Amounts in Thousands
                                                     Year Ended October 31, 1998

STATEMENTS OF OPERATIONS (CONTINUED)
------------------------------------

                                                                  TCW GALILEO                    TCW GALILEO
                                                               SMALL CAP GROWTH              VALUE OPPORTUNITIES
                                                                    FUND                            FUND/(1)/
                                                               ----------------              -------------------
INVESTMENT INCOME

   Income:
     Dividends                                                 $            103              $               343
     Interest                                                               132                               71
                                                               ----------------              -------------------
         Total                                                              235                              414
                                                               ----------------              -------------------

   Expenses:
     Management Fees                                                      1,313                              274
     Accounting Service Fees                                                 35                               35
     Custodian Fees                                                          27                               11
     Transfer Agent Fees                                                     41                               14
     Registration Fees                                                       16                               28
     Directors' Fees and Expenses                                             6                                6
     Audit and Tax Fees                                                      23                               21
     Amortization of Deferred Organization Costs                              2                                1
     Other                                                                   17                                8
                                                               ----------------              -------------------
   Total Expenses                                                         1,480                              398
                                                               ----------------              -------------------

   Net Investment Income (Loss)                                          (1,245)                              16
                                                               ----------------              -------------------



NET REALIZED AND UNREALIZED (LOSS) ON
 INVESTMENTS

   Net Realized Gain (Loss) on Investments During the Period              1,477                             (581)
   Change in Unrealized (Depreciation) on Investments
    During the Period                                                    (7,110)                          (2,809)
                                                               ----------------              -------------------

   Net Realized and Unrealized (Loss) on Investments
    During the Period                                                    (5,633)                          (3,390)
                                                               ----------------              -------------------

(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $         (6,878)             $            (3,374)
                                                               ================              ===================

(1) For the period November 3, 1997 (commencement of operations) through October 31, 1998.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)

TCW GALILEO CONVERTIBLE SECURITIES FUND

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                              JANUARY 2, 1997
                                                                                             (COMMENCEMENT OF
                                                                        YEAR ENDED          OPERATIONS) THROUGH
                                                                     OCTOBER 31, 1998        OCTOBER 31, 1997
                                                                     ----------------       -------------------
OPERATIONS

     Net Investment Income                                           $          1,057          $            939
     Net Realized Gain on Investments                                           2,821                     2,477
     Change in Unrealized Appreciation
      (Depreciation) on Investments                                            (2,652)                    1,623
                                                                     ----------------          ----------------
     Increase in Net Assets Resulting from Operations                           1,226                     5,039
                                                                     ----------------          ----------------

DISTRIBUTIONS TO SHAREHOLDERS

     Distributions from Net Investment Income                                  (1,059)                     (937)
     Distribution in Excess of Net Investment Income                             (103)                        -
     Distribution from Net Realized Gains                                      (2,114)                        -
                                                                     ----------------          ----------------
     Total Distributions to Shareholders                                       (3,276)                     (937)
                                                                     ----------------          ----------------

CAPITAL SHARE TRANSACTIONS

     Shares Issued Upon Exchange of Limited Partnership
      Interests (2,485,514 shares in 1997)                                          -                    24,855
     Proceeds from Shares Sold
      (703,651 shares in 1998 and 1,575,745 shares in 1997)                     7,530                    16,632
     Proceeds from Shares Issued Upon Reinvestment of
      Dividends (259,441 shares in 1998 and 62,882 shares in 1997)              2,773                       672
     Cost of Shares Redeemed
      (1,596,336 shares in 1998 and 891,169 shares in 1997)                   (17,755)                   (9,371)
                                                                     ----------------          ----------------
     Increase (Decrease) in Net Assets Resulting from Capital
      Share Transactions                                                       (7,452)                   32,788
                                                                     ----------------          ----------------
     Increase (Decrease) in Net Assets                                         (9,502)                   36,890

NET ASSETS

     Beginning of Period                                                       36,890                         -
                                                                     ----------------          ----------------
     End of Period                                                   $         27,388          $         36,890
                                                                     ================          ================

See accompanying Notes to Financial Statements.

TCW GALILEO CORE EQUITIES FUND

                                                    Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                         YEAR ENDED                   YEAR ENDED
                                                                        OCTOBER 31, 1998            OCTOBER 31, 1997
                                                                       ------------------          ------------------
OPERATIONS
   Net Investment Income (Loss)                                        $          (215)              $         181
   Net Realized Gain on Investments                                             40,589                      58,507
   Change in Unrealized (Depreciation) on Investments                           (9,408)                     (9,558)
                                                                       ---------------               -------------
   Increase in Net Assets Resulting from Operations                             30,966                      49,130
                                                                       ---------------               -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment Income                                          -                        (291)
   Distributions from Net Realized Gains                                       (37,055)                     (2,817)
                                                                       ---------------               -------------
     Total Distributions to Shareholders                                       (37,055)                     (3,108)
                                                                       ---------------               -------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from Shares Sold
    (5,447,733 shares in 1998 and 916,772 shares in 1997)                       85,536                      15,783
   Proceeds from Shares Issued Upon Reinvestment of Dividends
    (2,586,870 shares in 1998 and 178,643 shares in 1997)                       35,957                       2,971
   Cost of Shares Redeemed
    (5,179,280 shares in 1998 and 7,520,587 shares in 1997)                    (86,652)                   (139,965)
                                                                       ---------------               -------------
   Increase (Decrease) in Net Assets Resulting from Capital
    Share Transactions                                                          34,841                    (121,211)
                                                                       ---------------               -------------
   Increase (Decrease) in Net Assets                                            28,752                     (75,189)

NET ASSETS
   Beginning of Year                                                           156,113                     231,302
                                                                       ---------------               -------------
   End of Year                                                         $       184,865               $     156,113
                                                                       ===============               =============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)
TCW GALILEO EARNINGS MOMENTUM FUND

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                         YEAR ENDED                      YEAR ENDED
                                                                       OCTOBER 31, 1998               OCTOBER 31, 1997
                                                                      ------------------             ------------------
OPERATIONS
   Net Investment (Loss)                                               $      (650)                  $      (794)
   Net Realized Gain on Investments                                          4,544                         7,257
   Change in Unrealized Appreciation (Depreciation)
    on Investments                                                         (11,629)                        8,786
                                                                       -----------                   -----------
   Increase (Decrease) in Net Assets Resulting from Operations              (7,735)                       15,249
                                                                       -----------                   -----------

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Realized Gains                                    (6,319)                       (5,829)
                                                                       -----------                   -----------

CAPITAL SHARE TRANSACTIONS
   Proceeds from Shares Sold
    (106,293 shares in 1998 and 2,696,542 shares in 1997)                    1,100                        31,271
   Proceeds from Shares Issued upon Reinvestment of Dividends
    (517,955 shares in 1998 and 458,342 shares in 1997)                      6,240                         5,474
   Cost of Shares Redeemed
    (4,894,267 shares in 1998 and 1,821,359 shares in 1997)                (62,654)                      (22,492)
                                                                       -----------                   -----------
   Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                             (55,314)                       14,253
                                                                       -----------                   -----------
   Increase (Decrease) in Net Assets                                       (69,368)                       23,673

NET ASSETS
   Beginning of Year                                                       101,667                        77,994
                                                                       -----------                   -----------
   End of Year                                                         $    32,299                   $   101,667
                                                                       ===========                   ===========

See accompanying Notes to Financial Statements.

TCW GALILEO ENHANCED 500 FUND

                                                                                         Dollar Amounts in Thousands
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
                                                                                                JUNE 3, 1998
                                                                                              (COMMENCEMENT OF
                                                                                              OPERATIONS) THROUGH
                                                                                               OCTOBER 31, 1998
                                                                                             --------------------
OPERATIONS

   Net Investment Income                                                                       $         187
   Net Realized Gain on Investments                                                                    2,138
   Change in Unrealized (Depreciation) on Investments                                                 (2,421)
                                                                                               -------------
   (Decrease) in Net Assets Resulting from Operations                                                    (96)
                                                                                               -------------

CAPITAL SHARE TRANSACTIONS

   Shares Issued Upon Exchange of Limited Partnership
    Interests (5,403,967 shares) (Note 1)                                                             54,040
   Proceeds from Shares Sold (632,174 shares)                                                          6,665
   Cost of Shares Redeemed (982,124 shares)                                                           (9,673)
                                                                                               -------------
   Increase in Net Assets Resulting from Capital
    Share Transactions                                                                                51,032
                                                                                               -------------
   Increase in Net Assets                                                                             50,936


NET ASSETS

   Beginning of Period                                                                                     _
                                                                                               -------------
   End of Period                                                                               $      50,936
                                                                                               =============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)

TCW GALILEO LARGE CAP GROWTH FUND

                                                     Dollar Amounts in Thousands

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                                JUNE 3, 1998
                                                              (COMMENCEMENT OF
                                                             OPERATIONS) THROUGH
                                                              OCTOBER 31, 1998
                                                             -------------------
OPERATIONS

     Net Investment (Loss)                                   $             (2)
     Net Realized Gain on Investments                                     451
     Change in Unrealized Appreciation on Investments                     345
                                                             -------------------
     Increase in Net Assets Resulting from Operations                     794
                                                             -------------------

CAPITAL SHARE TRANSACTIONS

     Shares Issued Upon Exchange of Limited Partnership
      Interest (721,349 shares) (Note 1)                                7,213
     Proceeds from Shares Sold (17,315 shares)                            201
     Cost of Shares Redeemed (40,782 shares)                             (408)
                                                             -------------------
     Interest in Net Assets Resulting from Capital
      Share Transactions                                                7,006
                                                             -------------------
     Increase in Net Assets                                             7,800


NET ASSETS

     Beginning of Period                                                    -
                                                             -------------------
     End of Period                                           $          7,800
                                                             ===================

See accompanying Notes to Financial Statements.

TCW Galileo Large Cap Value Fund
                                                     Dollar Amounts in Thousands

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                                                                    JUNE 3, 1998
                                                                                                  (COMMENCEMENT OF
                                                                                                 OPERATIONS) THROUGH
                                                                                                   OCTOBER 31, 1998
                                                                                                 -------------------
OPERATIONS

   Net Investment Income                                                                         $             36
   Net Realized (Loss) on Investments
 Change in Unrealized Appreciation on Investments                                                            (286)
                                                                                                              159
 (Decrease) in Net Assets Resulting from Operations                                              -------------------
                                                                                                              (91)
                                                                                                 -------------------

CAPITAL SHARE TRANSACTIONS

   Shares Issued Upon Exchange of Limited Partnership
    Interests (815,447 shares) (Note 1)                                                                     8,154
   Proceeds from Shares Sold (224,593 shares)                                                               2,280
   Cost of Shares Redeemed (298,415 shares)                                                                (2,838)
                                                                                                 -------------------
   Increase in Net Assets Resulting from Capital
    Share Transactions                                                                                      7,596
                                                                                                 -------------------
   Increase in Net Assets                                                                                   7,505


NET ASSETS

   Beginning of Period                                                                                          _
                                                                                                 -------------------
   End of Period                                                                                 $          7,505
                                                                                                 ===================

See accompanying Notes to Financial Statements

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)

TCW Galileo Mid-Cap Growth Fund
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                   YEAR ENDED                     YEAR ENDED
                                                                OCTOBER 31, 1998               OCTOBER 31, 1997
                                                               -----------------               ----------------
OPERATIONS

   Net Investment (Loss)                                        $      (1,027)                  $         (944)
   Net Realized Gain (Loss) on Investments                             26,267                           (8,474)
   Change in Unrealized Appreciation (Depreciation)
    on Investments                                                     (5,470)                          12,646
                                                               -----------------               ----------------
   Increase in Net Assets Resulting from Operations                    19,770                            3,228
                                                               -----------------               ----------------

CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (1,103,927 shares in 1998 and 7,109,713 shares in 1997)            12,278                           63,202
   Cost of Shares Redeemed
    (8,075,267 shares in 1998 and 2,719,048 shares in 1997)           (82,994)                         (23,010)
                                                               -----------------               ----------------
   Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                        (70,716)                          40,192
                                                               -----------------               ----------------
   Increase (Decrease) in Net Assets                                  (50,946)                          43,420


NET ASSETS

   Beginning of Year                                                  135,850                           92,430
                                                               -----------------               ----------------
   End of Year                                                  $      84,904                   $      135,850
                                                               =================               ================

See acompanying Notes to Financial Statements

TCW GALILEO SMALL CAP GROWTH FUND

                                                     Dollars Amount in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                               Year Ended                       Year Ended
                                                                            October 31, 1998                 OCTOBER 31, 1998
                                                                           -----------------                ------------------
OPERATIONS
----------
   Net Investment (Loss)                                                    $       (1,245)                  $        (1,151)
   Net Realized Gain on Investments                                                  1,477                            10,965
   Change in Unrealized Appreciation (Depreciation)
    on Investments                                                                  (7,110)                            2,818
                                                                           -----------------                 ------------------
   Increase (Decrease) in Net Assets Resulting from Operations                      (6,878)                           12,632
                                                                           -----------------                 ------------------

DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Realized Gains                                            (9,228)                           (1,426)
                                                                           -----------------                 ------------------

CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (2,331,443 shares in 1998 and 2,161,818 shares in 1997)                         43,092                            35,977
   Proceeds from Shares Issued upon Reinvestment of Dividends
    (522,318 shares in 1998 and 80,731 shares in 1997)                               8,940                             1,386
   Cost of Shares Redeemed
    (3,533,964 shares in 1998 and 2,231,297 shares in 1997                         (64,632)                          (36,257)
                                                                           -----------------                 ------------------
   Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                                     (12,600)                            1,106
                                                                           -----------------                 ------------------
   Increase (Decrease) in Net Assets                                               (28,706)                           12,312


NET ASSETS

   Beginning of Year                                                               144,756                           132,444
                                                                           -----------------                 ------------------
   End of Year                                                              $      116,050                   $       144,756
                                                                           =================                 ==================

                                                         TCW GALILEO FUNDS, INC.
                                                                (U.S. Equities)

TCW GALILEO VALUE OPPORTUNITIES FUND

                                                    Dollar Amounts in Thousands

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                                                                 NOVEMBER 3, 1997
                                                                                                 (COMMENCEMENT OF
                                                                                                OPERATIONS) THROUGH
                                                                                                 OCTOBER 31, 1998
                                                                                                 ------------------
OPERATIONS
   Net Investment Income                                                                         $          16
   Net Realized (Loss) on Investments                                                                     (581)
   Change in Unrealized (Depreciation) on Investments                                                   (2,809)
                                                                                                 ------------------
   (Decrease) in Net Assets Resulting from Operations                                                   (3,374)
                                                                                                 ------------------


DISTRIBUTIONS TO SHAREHOLDERS

   Distribution from Net Investment Income                                                                 (16)
   Distribution in Excess of Net Investment Income                                                         (25)
                                                                                                 ------------------
     Total Distribution to Shareholders                                                                    (41)
                                                                                                 ------------------


CAPITAL SHARE TRANSACTIONS

   Shares Issued Upon Exchange of Limited Partnership
    Interests (2,356,794 shares) (Note 1)                                                               23,568
   Proceeds from Shares Sold (2,590,325 shares)                                                         26,409
   Proceeds from Shares Issued upon Reinvestment of Dividends
    (3,727 shares)                                                                                          37
   Cost of Shares Redeemed (1,851,395 shares)                                                          (17,965)
                                                                                                 ------------------
   Increase in Net Assets Resulting from Capital
    Share Transactions                                                                                  32,049
                                                                                                 ------------------
   Increase in Net Assets                                                                               28,634


NET ASSETS

   Beginning of Period                                                                                       _
                                                                                                 ------------------
   End of Period                                                                                 $      28,634
                                                                                                 ==================

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE 1 - ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, that currently offers a selection of 21 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Funds Management, Inc. (the "Adviser") is the investment adviser to the Funds, as well as the administrator of their day-to-day operations. TCW Asia Limited and TCW London International, Limited are sub-advisers for the TCW Galileo Emerging Markets Equities Fund.
TCW London International, Limited is also a sub-adviser to the TCW Galileo International Equities Fund, TCW Galileo European Equities Fund, and TCW Galileo Japanese Equities Fund. TCW Asia Limited is a sub-adviser to the TCW Galileo Asia Pacific Equities Fund. Berkeley Quantitative Advisors is sub-adviser to the TCW Galileo Enhanced 500 Fund. The advisers are registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives and policies. There is one diversified money market fund (the TCW Galileo Money Market Fund), four diversified fixed income funds (the TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage Backed Securities Fund and the TCW Galileo Long-Term Mortgage Backed Securities Fund), one non-diversified fixed income fund (the TCW Galileo Emerging Markets Income Fund), a convertible securities fund (the TCW Galileo Convertible Securities Fund), and fourteen non-diversified equity funds (the TCW Galileo Core Equities Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Mid-Cap Growth Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Enhanced 500 Fund, the
TCW Galileo Large Cap Growth Fund, the TCW Galileo Large Cap Value Fund, the TCW Galileo Emerging Markets Income Fund, the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo Latin America Equities Fund, the TCW Galileo International Equities Fund, the
TCW Galileo European Equities Fund, the TCW Galileo Japanese Equities Fund and the TCW Galileo Value Opportunities Fund) currently offered by the Company. On November 3, 1997, TCW Galileo International Equities Fund, TCW Galileo Japanese Equities Fund and TCW Galileo Value Opportunities Fund commenced operations resulting from the exchange of Limited Partnership interests. On June 3, 1998, four additional Galileo Funds (the TCW Galileo Enhanced 500 Fund, the TCW Galileo Large Cap Growth Fund, the TCW Galileo Large Cap Value Fund, and the TCW Galileo Emerging Markets Income Fund) also commenced operations resulting from the exchange of Limited Partnership interests. The assets and liabilities were transferred at historical cost from the respective predecessor limited partnerships to the Funds on those dates, and the fair values of which were exchanged for commons shares of the Funds. The transfers were treated as tax-free exchanges in accordance with the Internal Revenue Code. The TCW Galileo European Equities Fund commenced operations on November 3, 1997, as a new Galileo Fund.

The primary investment objective of each Fund follows: (1) the TCW Galileo Money Market Fund seeks current income, preservation of capital and liquidity by investing in short-term money market securities; (2) the TCW Galileo Core Fixed Income Fund seeks capital appreciation and income through investment principally in Core fixed income securities emphasizing high quality and liquid investments;
(3) the TCW Galileo High Yield Bond Fund seeks high current income through investment principally in high yield fixed income securities; (4) the TCW Galileo Mortgage Backed Securities Fund seeks income by investing primarily in short-term mortgage backed securities; (5) the TCW Galileo Long-Term Mortgage Backed Securities Fund seeks income by investing primarily in long-term mortgage backed securities; (6) the TCW Galileo Convertible Securities Fund seeks high total return from current income and capital appreciation through investment principally in convertible securities; (7) the TCW Galileo Core Equities Fund (formerly TCW Galileo Core Equity Fund) emphasizes capital appreciation and preservation with focus on long-term results; (8) the TCW Galileo Earnings Momentum Fund seeks capital appreciation through investment primarily in publicly-traded equity securities of companies experiencing or expected to experience accelerating earnings growth; (9) the TCW Galileo Mid-Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of medium capitalization companies; (10) the TCW Galileo Small Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of smaller capitalization companies; (11) the TCW Galileo Asia Pacific Equities Fund seeks long-term capital appreciation, primarily by investing in equity securities of companies in the Asia Pacific region; (12) the TCW Galileo Emerging Markets Equities Fund seeks long-term capital appreciation by

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)

                                                                October 31, 1998

investing in equity securities of companies in emerging market countries around the world; (13) the TCW Galileo Latin America Equities Fund seeks long-term capital appreciation, primarily by investing in Latin American equity securities; (14) the TCW Galileo International Equities Fund seeks long-term capital appreciation by investing in a mix of underlying TCW Galileo Funds; (15) the TCW Galileo European Equities Fund seeks long-term capital appreciation by investing primarily in the securities of issuers located in Europe; (16) the TCW Galileo Japanese Equities Fund seeks long-term capital appreciation by investing primarily in Japanese equity securities; (17) the TCW Galileo Value Opportunities Fund seeks capital appreciation by investing at least 65% of its total assets, under normal circumstances, in publicly traded equity securities issued by small and medium companies with market capitalization at the time of purchase between $500 million and $2.5 billion; (18) the TCW Galileo Emerging Markets Income Fund seeks high total return from capital appreciation and current income by investing at least 65% of its total assets in debt securities issued or guaranteed by companies, financial institutions, and government entities in emerging market countries; (19) the TCW Galileo Enhanced 500 Fund seeks to achieve a high level of total return through a combination of capital appreciation and current income by investing at least 65% of its total assets in a broadly diversified portfolio of common stock of companies which are included in the Standard &~Poor's 500 Composite Stock Price Index; (20) the TCW Galileo Large Cap Growth Fund seeks long-term appreciation by investing primarily in publicly traded equity securities of large capitalization U.S. companies with above average earnings prospects; and (21) the TCW Galileo Large Cap Value Fund seeks long-term capital appreciation by investing primarily in publicly traded equity securities of large capitalization companies.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price prior to the time of valuation.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized and unrealized gains and losses on investments are recorded on the basis of specific identification.

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and in other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

-----------------------------------------

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the year ended October 31, 1998.

DEFERRED ORGANIZATION COSTS: Organizational costs of approximately $4,000, $2,000, $10,000 and $5,000 for the TCW Galileo Convertible Securities Fund, the TCW Galileo Mid-Cap Growth Fund, the TCW Galileo Small Cap Growth Fund, and the TCW Galileo Value Opportunities Fund, respectively, have been deferred and are being amortized on a straight line basis over a five year period from the commencement of operations. The deferred organization costs of $50,000 and $3,800 for the TCW~Galileo Core Equities Fund and the TCW Galileo Earnings Momentum Fund, respectively, have been completely amortized as of October 31, 1998. Organizational costs for the funds that commenced operations on June 3, 1998, were de minimus and therefore, were not deferred. Those costs were expensed as incurred.

Upon formation of the Funds, the Company sold and issued to the Adviser 10,008 shares of common stock (one share each of the TCW Galileo Convertible Securities Fund, the TCW Galileo Mid-Cap Growth Fund, the TCW Galileo Small Cap Growth Fund, and the TCW Galileo Value Opportunities Fund, and 2,000 shares each of the other two Funds, collectively the "Initial Shares"). In the event the Adviser redeems any of its Initial Shares from one or more of the Funds prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares will be reduced by any unamortized organization costs in the same ratio as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemption.

EXPENSE ALLOCATION: Common expenses incurred by the Company are allocated among the Funds based upon the ratio of net assets of each Fund to the combined net assets of all the Funds. All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Time.

DIVIDENDS AND DISTRIBUTIONS: The TCW Galileo Convertible Securities Fund declares and pays, or reinvests dividends from net investment income quarterly. The other equity funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in-capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)

                                                                October 31, 1998


NOTE 3 - FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At October 31, 1998, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

                                              TCW GALILEO         TCW GALILEO       TCW GALILEO
                                        CONVERTIBLE SECURITIES   CORE EQUITIES   EARNINGS MOMENTUM
                                                FUND                FUND               FUND
                                        ----------------------   -------------   -----------------
Unrealized Appreciation                      $ 2,217,358         $ 48,204,159        $ 9,005,701
Unrealized (Depreciation)                     (1,693,832)          (7,017,633)          (439,705)
                                             -----------         ------------        -----------
Net Unrealized Appreciation                  $   523,526         $ 41,186,526        $ 8,565,996
                                             ===========         ============        ===========
Cost of Investments for Federal
 Income Tax Purposes                         $26,800,098         $143,823,019        $23,809,281
                                             ===========         ============        ===========

                                              TCW GALILEO          TCW GALILEO        TCW GALILEO
                                             ENHANCED 500       LARGE CAP GROWTH    LARGE CAP VALUE
                                             GROWTH FUND              FUND               FUND
                                             -----------        ----------------    ---------------
Unrealized Appreciation                      $ 8,461,527           $2,123,854         $  535,421
Unrealized (Depreciation)                     (1,224,990)             (24,305)          (414,305)
                                             -----------          -----------        -----------
Net Unrealized Appreciation                  $ 7,236,537           $2,099,549         $  121,116
                                             ===========          ===========        ===========
Cost of Investments for Federal
 Income Tax Purposes                         $43,694,934           $5,719,001         $7,396,444
                                             ===========          ===========        ===========

                                             TCW GALILEO           TCW GALILEO         TCW GALILEO
                                            MID-CAP GROWTH      SMALL CAP GROWTH   VALUE OPPORTUNITIES
                                               FUND                  FUND               FUND
                                            --------------      ----------------   -------------------
Unrealized Appreciation                      $28,497,871          $41,221,234        $ 1,835,720
Unrealized (Depreciation)                     (1,459,433)          (2,381,470)        (3,807,646)
                                             -----------          -----------        -----------
Net Unrealized Appreciation (Depreciation)   $27,038,438          $38,839,764        $(1,971,926)
                                             ===========          ===========        ===========
Cost of Investments for Federal
 Income Tax Purposes                         $58,378,920          $75,981,354        $30,643,137
                                             ===========          ===========        ===========

At October 31, 1998, the following Funds had net realized loss carryforwards for federal income tax purposes (in thousands):

                                                             Expiring in 2006
                                                             ----------------

TCW Galileo Large Cap Value Fund                                   $11
TCW Galileo Value Opportunities Fund                               526

-----------------------------------------

NOTE 4 - INVESTMENT ADVISORY AND ACCOUNTING SERVICE FEES

The Funds pay to the Adviser, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees:

     TCW Galileo Convertible Securities Fund            0.75%
     TCW Galileo Core Equities Fund                     0.75%
     TCWGalileo Earnings Momentum Fund                  1.00%
     TCWGalileo Enhanced 500 Fund                       0.25%
     TCWGalileo Large Cap Growth Fund                   0.55%
     TCWGalileo Large Cap Value Fund                    0.55%
     TCWGalileo Mid-Cap Growth Fund                     1.00%
     TCWGalileo Small Cap Growth Fund                   1.00%
     TCW Galileo Value Opportunities Fund               0.80%

Each equity Fund also reimburses the Adviser for the cost of providing accounting services to the Fund in an amount not exceeding $35,000 for any fiscal year. The ordinary operating expenses of the TCW Galileo Convertible Securities Fund, the TCW Galileo Enhanced 500 Fund, the TCW Galileo Large Cap Growth Fund, the TCW Galileo Large Cap Value Fund, and the TCWGalileo Value Opportunities Fund are limited to 1.05%, 0.47%, 0.91%, 0.55%, and 1.36%, respectively, of the Fund's daily net assets.

Certain officers and/or directors of the Company are officers and/or directors of the Adviser.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the year ended October 31, 1998 were as follows:

                                        TCW GALILEO          TCW GALILEO        TCW GALILEO
                                  CONVERTIBLE SECURITIES    CORE EQUITIES    EARNINGS MOMENTUM
                                          FUND                  FUND               FUND
                                  ----------------------    ------------     -----------------
Purchases at Cost                     $43,531,701           $156,846,015        $30,405,287
                                      ===========           ============        ===========

Sales Proceeds                        $51,990,804           $162,419,220        $90,781,682
                                      ===========           ============        ===========

                                      TCW GALILEO            TCW GALILEO          TCW GALILEO
                                      ENHANCED 500        LARGE CAP GROWTH      LARGE CAP VALUE
                                      GROWTH FUND              FUND                  FUND
                                     -------------        ----------------      ---------------
Purchases at Cost                     $22,462,469             $3,669,915         $6,366,118
                                      ===========           ============        ===========

Sales Proceeds                        $25,132,752             $3,907,157         $7,093,197
                                      ===========           ============        ===========

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)


                                                                October 31, 1998



NOTE 5 - PURCHASES AND SALES OF SECURITIES (CONTINUED)

                                   TCW GALILEO       TCW GALILEO         TCWGALILEO
                                  MID-CAP GROWTH    SMALL CAP GROWTH  VALUE OPPORTUNITIES
                                     FUND               FUND               FUND
                                  -------------     ---------------   -------------------
Purchases at Cost                 $ 55,222,340       $ 81,332,164        $40,235,412
                                  ============       ============        ===========

Sales Proceeds                    $130,123,436       $107,923,575        $31,330,494
                                  ============       ============        ===========

There were no purchases or sales of U.S. Government Securities for the year ended October 31, 1998.

NOTE 6 - RESTRICTED SECURITIES

The following restricted securities held by the Funds as of October 31, 1998, were valued both at the date of acquisition and October 31, 1998, in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.

TCW GALILEO CONVERTIBLE SECURITIES FUND:

                                                                                          DATE OF
PRINCIPAL AMOUNT                            INVESTMENT                                  ACQUISITION        COST
----------------    ---------------------------------------------------------------     -----------      -------
    $145,000        Action Performance Companies, Inc., (144A), 4.75%, due 04/01/05       03/19/98       $145,000
     185,000        Adaptec, Inc., (144A), 4.75%, due 02/01/04                            01/28/97        185,000
     305,000        Assisted Living Concepts, Inc., (144A), 5.625%, due 05/01/03          04/07/98        299,984
     665,000        Athena Neurosciences, Inc., (144A), 4.75%, due 11/15/04               11/05/97        665,000
     520,000        Bell Atlantic Financial Services, (144A), 4.25%, due 09/15/05         08/06/98        516,659
     185,000        Centocor, Inc., (144A), 4.75%, due 02/15/05                           02/13/98        185,000
     340,000        Comverse Technology, Inc., (144A), 4.5%, due 07/01/05                 06/25/98        321,414
     525,000        Concentra Managed Care, Inc., (144A), 4.5%, due 03/15/03              04/08/97        525,500
     810,000        Costco Companies, Inc., (144A), 0%, due 08/19/17                      08/14/97        421,897
     250,000        Magna International, Inc., (144A), 4.875%, due 02/15/05               02/10/98        250,000
     330,000        Merrill Lynch & Company, Inc., Exchangeable Technology
                      Basket, (144A), 0%, due 02/02/05                                    02/02/98        336,500
     665,000        Network Associates, Inc., (144A), 0%, due 02/13/18                    02/10/98        268,936
     235,000        Omnicare, Inc., (144A), 5%, due 12/01/07                              12/04/97        245,048
     160,000        Premiere Technologies, Inc., (144A), 5.75%, due 07/01/04              06/25/97        163,850

-----------------------------------------


NOTE 6 - RESTRICTED SECURITIES (CONTINUED)


TCW GALILEO CONVERTIBLE SECURITIES FUND (CONTINUED):

    NUMBER OF                                                                              DATE OF
    SHARES OR                                                                              DATE OF
 PRINCIPAL AMOUNT                               INVESTMENT                               ACQUISITION    COST
 ----------------    ------------------------------------------------------------------  -----------  --------
 $        250,000    QuadraMed Corp., (144A), 5.25%, due 05/01/05                           04/28/98  $251,125
 $        595,000    Quintiles Transnational Corp., (144AI, Reg D), 4.25%, due 05/31/00     04/23/96   655,239
 $        390,000    Rite Aid Corp., (144A), 5.25%, due 09/15/02                            04/23/96   390,000
 $        445,000    Safeguard Scientifics, Inc., (144A), 6%, due 02/01/06                  01/07/97   446,900
 $        370,000    Sepracor, Inc., Euro, (144A), 6.25%, due 02/15/05                      02/05/98   381,038
            5,300    Suiza Capital Trust, (144A), $2.75 Convertible Preferred               03/19/98   265,125
 $        145,000    Sunrise Assisted Living, Inc., (144A), 5.5%, due 06/15/02              06/03/97   149,988
 $        295,000    Swiss Life Finance, Ltd., Exchangeable Royal Dutch Petroleum Co.
                     (Netherlands), (144A), 2%, due 05/20/05                                04/08/98   295,421
 $        240,000    Tower Automotive, Inc., (144A), 5%, due 08/01/04                       07/24/97   240,000
            8,200    Union Pacific Capital Trust, (144A), $3.13 Convertible Preferred       03/27/98   414,500
            9,800    United Rentals, Inc., (144A), $3.25 Convertible Preferred              07/30/98   419,188

The total value of restricted securities is $8,660,402, which represents 31.6% of net assets of the Fund at October 31, 1998.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)



TCW GALILEO CONVERTIBLE SECURITIES FUND



FINANCIAL HIGHLIGHTS
--------------------

                                                                                       JANUARY 2, 1997
                                                                                      (COMMENCEMENT OF
                                                            YEAR ENDED               OPERATIONS) THROUGH
                                                         OCTOBER 31, 1998              OCTOBER 31, 1997
                                                         ----------------            -------------------
Net Asset Value per Share, Beginning
of Period                                                $       11.41               $           10.00
                                                         -------------               -----------------
Income from Investment Operations:

 Net Investment Income                                            0.37                            0.31
 Net Realized and Unrealized Gain (Loss)
 on Investments                                                  (0.08)                           1.43
                                                         -------------               -----------------
  Total from Investment Operations                                0.29                            1.74
                                                         -------------               -----------------

Less Distributions:

 Distributions from Net Investment Income                        (0.37)                          (0.33)
 Distributions in Excess of Net Investment Income                (0.05)                              -
 Distributions from Net Realized Gains                           (0.75)                              -
                                                         -------------               -----------------
  Total Distributions                                            (1.17)                          (0.33)
                                                         -------------               -----------------

Net Asset Value per Share, End of Period                 $       10.53               $           11.41
                                                         =============               =================

Total Return                                                      2.69%                          17.66% /(1)/


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                 $      27,388               $          36,890

Ratio of Net Expenses to Average Net Assets                       1.05% /(3)/                     0.95% /(2)(3)/

Ratio of Net Investment Income to
 Average Net Assets                                               3.34%                           3.54% /(2)/

Portfolio Turnover Rate                                         139.65%                         141.43% /(1)/


(1) For the period January 2, 1997 (commencement of operations) through October 31, 1997 and not indicative of a full year's operating results.

(2) Annualized.

(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.95% of Net Assets through October 31, 1997 and 1.05% of Net Assets through December 31, 1998. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.51% for the period January 2, 1997 (commencement of operations) through October 31, 1997 and 1.16% for the year ended October 31, 1998.

TCW GALILEO CORE EQUITIES FUND


FINANCIAL HIGHLIGHTS
--------------------


                                                                                                              Ten Months
                                                                      Year Ended October 31,                    Ended
                                                             ------------------------------------------       October 31,
                                                               1998         1997      1996        1995           1994
                                                             ---------   ---------  --------   --------       -----------
Net Asset Value per Share, Beginning
of Period                                                    $   19.29   $   15.93  $  13.69   $  11.57       $    11.81
                                                             ---------   ---------  --------   --------       ----------
Income (Loss) from Investment Operations:

 Net Investment Income (Loss)                                    (0.02)       0.01      0.11       0.06             0.04
 Net Realized and Unrealized Gain (Loss)
 on Investments                                                   3.38        3.57      2.18       2.11            (0.28)
                                                             ---------   ---------  --------   --------       ----------
  Total from Investment Operations                                3.36        3.58      2.29       2.17            (0.24)
                                                             ---------   ---------  --------   --------       ----------
Less Distributions:
 Distributions from Net Investment Income                            -       (0.02)    (0.05)     (0.05)               -
 Distributions from Net Realized Gains                           (5.76)      (0.20)        -          -                -
                                                             ---------   ---------  --------   --------       ----------
  Total Distributions                                            (5.76)      (0.22)    (0.05)     (0.05)               -
                                                             ---------   ---------  --------   --------       ----------

Net Asset Value per Share, End of Period                     $   16.89   $   19.29  $  15.93   $  13.69       $    11.57
                                                             =========   =========  ========   ========       ==========

Total Return                                                     23.83%      22.68%     16.79%    18.85%           (2.03)%/(1)/


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                     $ 184,865   $ 156,113  $ 231,302 $ 197,721       $  136,122

Ratio of Expenses to Average Net Assets                           0.86%       0.83%      0.82%     0.85%            0.91% /(3)/

Ratio of Net Investment Income (Loss) to
Average Net Assets                                               (0.14)%      0.08%      0.18%     0.48%            0.44% /(3)/

Portfolio Turnover Rate                                         103.51%      39.22%     39.58%    53.77%           23.53% /(1)/

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period March 1, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.

(3) Annualized.

                                                         TCW GALILEO FUNDS, INC.

                                                                 (U.S. EQUITIES)

TCW GALILEO EARNINGS MOMENTUM FUND


FINANCIAL HIGHLIGHTS
--------------------


                                                                                              November 1, 1994
                                                          Year Ended October 31,              (Commencement of
                                                  --------------------------------------    Operations) through
                                                    1998             1997          1996      October 31, 1995
                                                  -------         --------       -------    -------------------
Net Asset Value per Share, Beginning
of Period                                         $ 13.87         $  13.01       $ 11.47    $         10.00
                                                  -------         --------       -------    ---------------
Income (Loss) from Investment Operations:
 Net Investment (Loss)                              (0.14)           (0.12)        (0.11)             (0.03)
 Net Realized and Unrealized Gain (Loss)
 on Investments                                     (2.20)            1.98          1.72               1.51
                                                  -------         --------       -------    ---------------
  Total from Investment Operations                  (2.34)            1.86          1.61               1.48
                                                  -------         --------       -------    ---------------
Less Distributions:
 Distributions in Excess of Net
  Investment Income                                     -                -             -              (0.01)
 Distributions from Net Realized Gains              (0.97)           (1.00)        (0.07)                 -
                                                  -------         --------       -------    ---------------
    Total Distributions                             (0.97)           (1.00)        (0.07)             (0.01)
                                                  -------         --------       -------    ---------------

Net Asset Value per Share, End of Period          $ 10.56         $  13.87       $ 13.01    $         11.47
                                                  =======         ========       =======    ===============

Total Return                                       (17.76)%          15.53%        13.99%             14.76%


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)          $32,299         $101,667       $77,994    $        63,411

Ratio of Expenses to Average Net Assets              1.27%            1.17%         1.13%              1.14% /(1)/

Ratio of Net Investment (Loss) to
Average Net Assets                                  (1.10)%          (0.96)%       (0.82)%            (0.28)%

Portfolio Turnover Rate                             51.25%           93.06%        99.03%             85.91%


(1) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.14% of net assets through December 31, 1995. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.14% for the year ended October 31, 1996 and November 1, 1994 (commencement of operations) through October 31, 1995.

TCW GALILEO ENHANCED 500 FUND


FINANCIAL HIGHLIGHTS
--------------------

                                                              JUNE 3, 1998
                                                            (COMMENCEMENT OF
                                                           OPERATIONS) THROUGH
                                                            OCTOBER 31, 1998
                                                           -------------------
Net Asset Value per Share, Beginning of Period                   $      10.00
                                                                 ------------

Income from Investment Operations:
 Net Investment Income                                                   0.04
 Net Realized and Unrealized Gain
  on Investments                                                         0.04
                                                                 ------------
   Total from Investment Operations                                      0.08
                                                                 ------------

Net Asset Value per Share, End of Period                         $      10.08
                                                                 ============

Total Return                                                             0.80%/(1)/


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in Thousands)                         $     50,936

Ratio of  Net Expenses to Average Net Assets                             0.47%/(2)(3)/

Ratio of Net Investment Income to
  Average Net Assets                                                     0.90%/(2)/

Portfolio Turnover Rate                                                 45.82%/(1)/


(1) For the period June 3, 1998 (commencement of operations) through October 31, 1998 and not indicative of a full year's operating results.

(2) Annualized.

(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.47% of net assets through December 31, 1998. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.62% for the period June 3, 1998 (commencement of operations) through October 31, 1998.

                                                         TCW GALILEO FUNDS, INC.

TCW GALILEO LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------

                                                              JUNE 3, 1998
                                                            (COMMENCEMENT OF
                                                          OPERATIONS) THROUGH
                                                           OCTOBER 31, 1998
                                                          -------------------
Net Asset Value per Share, Beginning of Period                 $  10.00
                                                               --------

Income from Investment Operations:
 Net Investment Income                                               --
 Net Realized and Unrealized Gain
  on Investments                                                   1.18
                                                               --------
    Total from Investment Operations                               1.18
                                                               --------

Net Asset Value per Share, End of Period                       $  11.18
                                                               ========

Total Return                                                      11.80% /(1)/

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands)                       $  7,800
Ratio of Net Expenses to Average Net Assets                        0.91%/(2)(3)/

Ratio of Net Investment (Loss) to
  Average Net Assets                                             (0.07)%/(2)/

Portfolio Turnover Rate                                          50.76%/(1)/

(1) For the period June 3, 1998 (commencement of operations) through October 31, 1998 and not indicative of a full yearOs operating results.

(2) Annualized.

(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.91% of net assets through December 31, 1998. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 2.53% for the period June 3, 1998 (commencement of operations) through October 31, 1998.

TCW GALILEO LARGE CAP VALUE FUND


FINANCIAL HIGHLIGHTS
--------------------

                                                              JUNE 3, 1998
                                                            (COMMENCEMENT OF
                                                          OPERATIONS) THROUGH
                                                            OCTOBER 31, 1998
                                                          -------------------
Net Asset Value per Share, Beginning of Period               $   10.00
                                                             ---------

Income from Investment Operations:
 Net Investment Income                                            0.04
 Net Realized and Unrealized Gain
  on Investments                                                  0.08
                                                             ---------
   Total from Investment Operations                               0.12
                                                             ---------

Net Asset Value per Share, End of Period                     $   10.12
                                                             =========

Total Return                                                      1.20% /(1)/

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands)                     $   7,505
Ratio of Net Expenses to Average Net Assets                       0.55% /(2)(3)/
Ratio of Net Investment Income to
  Average Net Assets                                              1.04% /(2)/
Portfolio Turnover Rate                                          83.84% /(1)/

(1) For the period June 3, 1998 (commencement of operations) through October 31, 1998 and not indicative of a full yearOs operating results.

(2) Annualized.

(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.55% of net assets through December 31, 1998. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 2.48% for the period June 3, 1998 (commencement of operations) through October 31, 1998.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)


TCW GALILEO MID-CAP GROWTH FUND


FINANCIAL HIGHLIGHTS
--------------------

                                                                                  June 3, 1996
                                                    Year Ended October 31,      (Commencement of
                                                  ------------------------     Operations) through
                                                     1998          1997         October 31, 1996
                                                  ----------  ------------      -------------------
 Net Asset Value per Share, Beginning
 of Period                                        $   9.40     $   9.19            $    10.00
                                                  --------    ----------         ------------

Income (Loss) from Investment Operations:
 Net Investment (Loss)                               (0.11)       (0.08)                (0.03)
 Net Realized and Unrealized Gain (Loss)
  on Investments                                      2.06         0.29                 (0.78)
                                                  --------    ----------         ------------
  Total from Investment Operations                    1.95         0.21                 (0.81)
                                                  --------    ----------         ------------

Net Asset Value per Share, End of Period          $  11.35    $    9.40          $       9.19

Total Return                                         20.74%        2.28%                (8.10)% /(1)/

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)          $ 84,904    $ 135,850          $     92,430
Ratio of Expenses to Average Net Assets               1.17%        1.12%                 1.20% /(2)(3)/
Ratio of Net Investment (Loss) to
Average Net Assets                                  (1.03)%      (0.86)%               (0.80)% /(2)/
Portfolio Turnover Rate                              55.36%       50.45%                19.19% /(1)/

(1) For the period June 3, 1996 (commencement of operations) through October 31, 1996 and not indicative of a full year's operating results.

(2) Annualized.

(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.20% of net assets through December 31, 1996. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.27% for the period June 3, 1996 (commencement of operations) through October 31, 1996.

TCW GALILEO SMALL CAP GROWTH FUND


FINANCIAL HIGHLIGHTS
--------------------


                                                                                                               March 1, 1994
                                                           Year Ended October 31,                             (Commencement of
                                              ------------------------------------------------------------    Operations)through
                                               1998            1997           1996            1995            October 31, 1994
                                              -------         -------        -------         -------          --------------------
Net Asset Value per Share, Beginning
of Period                                     $18.74          $17.17         $13.53           $9.39               $  10.00
                                              -------         -------        -------         -------          --------------------
Income (Loss) from Investment Operations:
 Net Investment (Loss)                         (0.18)          (0.15)         (0.13)          (0.07)                 (0.04)
 Net Realized and Unrealized Gain (Loss)
 on Investments                                (0.90)           1.91           4.08            4.72                  (0.57)
                                              -------         -------        -------         -------          -------------------
  Total from Investment Operations             (1.08)           1.76           3.95            4.65                  (0.61)
                                              -------         -------        -------         -------          -------------------

Less Distributions:
 Distributions from Net Investment Income       -               -             (0.01)           -                      -
 Distributions from Net Realized Gains         (1.18)          (0.19)         (0.30)          (0.51)                  -
                                              -------         -------        -------         -------          -------------------
  Total Distributions                          (1.18)          (0.19)         (0.31)          (0.51)                  -
                                              -------         -------        -------         -------          -------------------

Net Asset Value per Share, End of Period      $16.48          $18.74         $17.17          $13.53                $  9.39
                                              =======         =======        =======         =======          ===================

Total Return                                   (5.98)%         10.38%         29.73%          49.89%                 (6.10)% /(1)/



RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)    $116,050        $144,756       $132,444         $66,056                $51,089

Ratio of Expenses to Average Net Assets         1.13%           1.14%          1.14%           1.21% /(3)/            1.09% /(2)(3)/


Ratio of Net Investment (Loss) to
Average Net Assets                             (0.95)%         (0.89)%        (0.76)%         (0.61)%                (0.59)% /(2)/

Portfolio Turnover Rate                        63.67%          60.52%         45.43%          89.73%                 88.63% /(1)/

(1) For the period March 1, 1994 (commencement of operations) through October 31, 1994 and not indicative of a full year's operating results.

(2) Annualized.

(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.09% of net assets through December 31, 1996. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.24% for the period ended October 31, 1995 and 1.39% for the period March 1, 1994 (commencement of operations) through October 31, 1994.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)

TCW GALILEO VALUE OPPORTUNITIES FUND


FINANCIAL HIGHLIGHTS
--------------------

                                                                                  NOVEMBER 3, 1997
                                                                                 (COMMENCEMENT OF
                                                                                 OPERATIONS) THROUGH
                                                                                  OCTOBER 31, 1998
                                                                                 -------------------
Net Asset Value per Share, Beginning
of Period                                                                          $    10.00
                                                                                 -----------------
Income (Loss) from Investment Operations:
 Net Investment Income                                                                      -
 Net Realized and Unrealized (Loss)
 on Investments                                                                         (0.75)
                                                                                 -----------------
   Total from Investment Operations                                                     (0.75)
                                                                                 -----------------

Less Distributions:
 Distributions from Net Investment Income                                                   -
 Distributions in Excess of Net Investment
 Income                                                                                 (0.01)
                                                                                 -----------------

Net Asset Value per Share, End of Period                                           $    9.24
                                                                                 =================

Total Return                                                                           (7.49)% /(1)/


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                                           $  28,634

Ratio of Expenses to Average Net Assets                                                 1.16% /(2)/

Ratio of Net Investment Income to
Average Net Assets                                                                      0.05% /(2)/

Portfolio Turnover Rate                                                                97.30% /(1)/


(1) For the period November 3, 1997 (commencement of operations) through October 31, 1998 and not indicative of a full year's operating results.

(2)  Annualized.

INDEPENDENT AUDITORS' REPORT
----------------------------



To the Board of Directors and Shareholders of TCW Galileo Funds, Inc.:



We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Galileo Convertible Securities Fund, TCW Galileo Core Equities Fund, TCW Galileo Earnings Momentum Fund, TCW Galileo Enhanced 500 Fund, TCW Large Cap Growth Fund, TCW Large Cap Value Fund, TCW Mid-Cap Growth Fund, TCW Small Cap Growth Fund, and TCW Value Opportunities Fund (the "Galileo U.S. Equities Funds")(nine of twenty-one funds comprising TCW Galileo Funds, Inc.) as of October 31, 1998 and related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods ended October 31, 1998 and 1997, and the financial highlights for each of the respective periods in the periods ended October 31, 1998. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998 by correspondence with the custodians and brokers. Where confirmations were not received, we performed alternative procedures. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Galileo U.S. Equities Funds as of October 31, 1998 and the results of their operations, the changes in their net assets, the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

December 22, 1998
Los Angeles, California

                                                         TCW GALILEO FUNDS, INC.


SHAREHOLDER INFORMATION
-----------------------


DIRECTORS AND OFFICERS                    INVESTMENT ADVISER

Marc I. Stern                             TCW Funds Management, Inc.
Director and Chairman of the Board        865 South Figueroa Street
                                          Los Angeles, California 90017
                                          (213) 244-0000
Thomas E. Larkin, Jr.
Director and President
                                          SUB-ADVISER

John C. Argue                             Berkeley Quantitative Advisors
Director                                  1995 University Avenue, Suite 225
                                          Berkeley, California 94704
Norman Barker, Jr.
Director
                                          CUSTODIAN

Richard W. Call                           BNY Western Trust Company
Director                                  700 South Flower Street
                                          Suite 200
                                          Los Angeles, California 90017
Alvin R. Albe, Jr.
Senior Vice President

Michael E. Cahill                         TRANSFER AGENT
Senior Vice President,
General Counsel and Assistant Secretary   DST Systems, Inc.
                                          811 Main Street
                                          Kansas City, Missouri 64105
Philip K. Holl
Secretary


Marie M. Bender                           DISTRIBUTOR
Assistant Secretary
                                          TCW Brokerage Services
                                          865 South Figueroa Street
                                          Los Angeles, California 90017
Hilary G.D. Lord                          (213) 244-0000
Assistant Secretary

Peter C. DiBona
Treasurer                                 INDEPENDENT AUDITORS

                                          Deloitte & Touche llp
                                          1000 Wilshire Boulevard
                                          Los Angeles, California 90017

                      TAX INFORMATION NOTICE (UNAUDITED)
                      ----------------------------------


On account of the year ended October 31, 1998, the following funds paid capital gain distributions within the meaning of Section 852 (b)(3)(c) of the Internal Revenue Code. The Funds also designate as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

                                                       AMOUNT PER
               FUND                                       SHARE
-----------------------------------------              -----------
  TCW Galileo Convertible Securities Fund               $     0.66
  TCW Galileo Core Equities Fund                              3.27
  TCW Galileo Earnings Momentum Fund                          3.25
  TCW Galileo Enhanced 500 Fund                               0.56
  TCW Galileo Large Cap Growth Fund                           0.34
  TCW Galileo Mid Cap Growth Fund                             3.72
  TCW Galileo Small Cap Growth Fund                           2.02

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For income tax preparation purposes, please refer to the calendar year end information you will receive from the Funds' transfer agent in January 1999.